GATEWAY
FUND

(LOGO)

Semi-Annual Report
1999



(LOGO)

THE GATEWAY TRUST
P. O. BOX 5211
CINCINNATI, OH  45201-5211
(800) 354-6339

================================================================================
GATEWAY FUND
Highlights at June 30, 1999
--------------------------------------------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------------------------------
                          Past    One     Three     Five     Ten     Since Inception   Dividends      Price
                        Quarter   Year    Years     Years    Years     on 12/7/77     Year to Date  Per Share
                        -------   ----    -----     -----    -----     ----------     ------------  ---------
GATEWAY FUND              3.85%   12.66%  12.77%     12.28%    11.17%     10.63%         $0.03      $22.63


S&P 500                   7.05    22.76   29.11      27.87     18.78

Russell 2000             15.55     1.51   11.21      15.39     12.39

Lehman Gov't./
  Corp. Bond             (0.95)    2.85    7.24       7.79      8.14

U. S. Inflation (CPI)     0.60     1.88    2.02       2.37      2.98


                                                CUMULATIVE TOTAL RETURN
                                 ----------------------------------------------------
                          Past      One   Three     Five        Ten   Since Inception
                        Quarter    Year   Years     Years      Years     on 12/7/77
                        -------    ----   -----     -----      -----     ----------
GATEWAY FUND              3.85%   12.66%  43.41%     78.41%   188.27%     784.49%


S&P 500                   7.05    22.76  115.22     241.87    458.91

Russell 2000             15.55     1.51   37.55     104.64    221.45

Lehman Gov't./
  Corp. Bond             (0.95)    2.85   23.32      45.52    118.74

U. S. Inflation (CPI)     0.60     1.88    6.20      12.44     34.10



Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

================================================================================
GATEWAY FUND
Letter from the Chairman
--------------------------------------------------------------------------------


Dear Shareholder:

The first half of 1999 provided excellent conditions for the continuing success of the Gateway Fund. Financial markets responded favorably to low rates of inflation, stable interest rates, and robust growth in corporate profits. Large capitalization blue chip stocks set successive new highs. Importantly, volatility in the generally rising market resulted in higher-than-average cash flows from hedging transactions. This favorable condition helped the Fund deliver a worthwhile combination of low risk exposure and competitive total return.

The Fund's hedging strategy provides both current cash flow and risk reduction. Since the bond market shares these characteristics, many investors have employed the Gateway Fund as an alternative to similarly low-risk bond funds. In the past, such perceptions have been handsomely rewarded.

As the Gateway Fund successfully pursued the objectives of its investors, its assets continued to grow dramatically. From January 1, 1999, to June 30, 1999, total assets increased from $464 million to $650 million.

Beginning May 1, 1999, your Fund began the process of changing its portfolio to the popular S&P 500 Index from the S&P 100 Index. As the Fund's assets continue to advance, the larger and more diversified S&P 500 Index is more appropriate to represent the U. S. stock market and to support Gateway's time-tested hedging strategy. By June 30, 1999, the move toward full representation in the S&P 500 was well under way.

================================================================================
GATEWAY FUND
Letter from the Chairman
--------------------------------------------------------------------------------


Fund management has focused a great deal of attention on assuring that the millennium will pass without incident. We are pleased to report that the Fund has received satisfactory assurances regarding Y2K from its investment adviser and its other critical service suppliers including its custodian.

The economic environment in the U. S. remains very favorable, which is putting financial conditions under increasing stress. Consequently, your management team will continue to focus on risk reduction and the efficient capture of cash flows from hedging transactions. We look forward to meeting the challenges presented in the second half of 1999.

Cordially,

/s/ WALTER G. SALL
------------------
Walter G. Sall
Chairman

================================================================================
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


The Gateway Fund's stated objective is to capture the majority of the higher returns associated with equity market investments while exposing investors to significantly less risk. To use a baseball analogy, we think of ourselves as the leadoff hitter in a batting lineup. Our job is to consistently get on base by hitting singles and doubles and rarely striking out. Judging by our historical performance record, we feel we have accomplished this objective:

------------------------------------------------------
                    GATEWAY FUND
            AVERAGE ANNUAL TOTAL RETURNS
                 AS OF JUNE 30, 1999
------------------------------------------------------
       One Year                       12.66%
------------------------------------------------------
       Three Years                    12.77%
------------------------------------------------------
       Five Years                     12.28%
------------------------------------------------------
       Ten Years                      11.17%
------------------------------------------------------

In the past twelve months, the Gateway Fund delivered a total return of 12.66% after fees and expenses. This return compares very favorably to other low-risk assets, such as the Lehman Government/Corporate Bond Index and ninety-day U. S. Treasury bills, which delivered returns of 2.85% and 4.61%, respectively. The Dow Jones Industrial Average and the S&P 500 continued their spectacular momentum (with much narrower leadership) delivering returns of 24.01% and 22.76%, respectively. Consistently adequate returns have been increasingly difficult to achieve. However, Gateway's focus on generating regular cash flow from hedging transactions has achieved this elusive goal of consistency.

As of May 1, 1999, the Fund began a transition program to convert its indexed portfolio from owning the 100 common stocks included in the S&P 100 Index to owning the 500 common stocks included in the S&P 500 Index. To avoid the realization of significant capital gains, this transition will take place over an extended period of time. During this transition period, the Fund's portfolio will be a hybrid of the S&P 100 Index and the S&P 500 Index. The Fund will continue to follow its strategy of selling index call options and buying index put options in seeking to provide consistent returns.

================================================================================
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


Selling index call options reduces the Fund's volatility, provides a steady cash flow, and is the Fund's primary source of return. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time. The value of a put option generally increases as stock prices decrease. The combination of the indexed stock portfolio, the steady cash flow from the sale of index call options, and the downside protection from index put options is designed to provide the Fund with fairly consistent returns over a wide range of fixed income and equity market environments.

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                                      1999
--------------------------------------------------------------------------------
                                          FIRST QUARTER         SECOND QUARTER
--------------------------------------------------------------------------------
CONTRIBUTION OF STOCKS
    Performance of Stocks                      7.10%                  8.52%
    Dividends Earned                           0.30                   0.26

INTEREST EARNED                                0.05                   0.05

CONTRIBUTIONS OF OPTIONS
    Effect of Call Options                    (1.17)                 (2.56)
    Effect of Put Options                     (2.17)                 (2.14)

EFFECT OF FEES
    Fund Expenses                             (0.25)                 (0.24)
    Brokerage Commissions                     (0.05)                 (0.04)
--------------------------------------------------------------------------------
                 TOTAL RETURN                  3.81%                  3.85%
--------------------------------------------------------------------------------

I am also pleased to report that the Fund's expense ratio has continued to decline to 0.98%. On behalf of the entire staff at Gateway, we will continue to work diligently to retain your trust and confidence in us.


/s/ J. PATRICK ROGERS
----------------------
J. Patrick Rogers, CFA
Portfolio Manager

================================================================================
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


                         GROWTH OF A $10,000 INVESTMENT

                                 [Insert Chart]

(Plot Points for Chart)

-------------------------------------------------------
                                     LEHMAN GOV'T /
   GATEWAY FUND        S&P 500      CORP. BOND INDEX
-------------------------------------------------------
    $10,000.00         $10,000.00         $10,000.00
-------------------------------------------------------
    $10,303.87         $10,903.00         $10,208.00
-------------------------------------------------------
    $10,462.71         $11,116.70         $10,049.78
-------------------------------------------------------
    $10,552.74         $11,071.57         $10,094.00
-------------------------------------------------------
    $10,663.82         $10,814.48         $10,349.37
-------------------------------------------------------
    $10,920.70         $11,035.10         $10,442.52
-------------------------------------------------------
    $11,150.28         $11,299.94         $10,458.18
-------------------------------------------------------
    $10,761.57         $10,541.26         $10,314.90
-------------------------------------------------------
    $11,013.51         $10,677.03         $10,337.60
-------------------------------------------------------
    $11,373.51         $10,959.98         $10,338.63
-------------------------------------------------------
    $11,424.19         $10,686.14         $10,243.52
-------------------------------------------------------
    $11,778.93         $11,727.93         $10,540.58
-------------------------------------------------------
    $11,829.81         $11,648.77         $10,711.33
-------------------------------------------------------
    $11,880.77         $11,611.38         $10,844.16
-------------------------------------------------------
    $11,393.02         $10,561.71         $10,686.91
-------------------------------------------------------
    $11,284.21         $10,047.67         $10,775.62
-------------------------------------------------------
    $11,306.17         $10,004.87         $10,918.93
-------------------------------------------------------
    $11,965.21         $10,651.58         $11,156.96
-------------------------------------------------------
    $12,300.97         $10,948.44         $11,325.43
-------------------------------------------------------
    $12,760.91         $11,425.25         $11,452.28
-------------------------------------------------------
    $12,959.31         $12,242.38         $11,550.77
-------------------------------------------------------
    $13,085.70         $12,538.89         $11,630.47
-------------------------------------------------------
    $13,121.95         $12,568.61         $11,764.22
-------------------------------------------------------
    $13,375.69         $13,110.82         $11,819.51
-------------------------------------------------------
    $13,303.28         $12,510.21         $11,806.51
-------------------------------------------------------
    $13,567.34         $13,093.31         $11,955.27
-------------------------------------------------------
    $13,804.08         $13,403.49         $12,230.24
-------------------------------------------------------
    $13,885.53         $13,179.25         $12,485.86
-------------------------------------------------------

================================================================================
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


-------------------------------------------------------
                                     LEHMAN GOV'T /
   GATEWAY FUND        S&P 500      CORP. BOND INDEX
-------------------------------------------------------
    $14,086.87         $13,356.38         $12,596.98
-------------------------------------------------------
    $13,895.29         $12,818.25         $12,722.95
-------------------------------------------------------
    $14,490.01         $14,284.27         $13,152.22
-------------------------------------------------------
    $14,461.46         $14,018.16         $12,957.57
-------------------------------------------------------
    $14,623.14         $14,199.69         $13,026.24
-------------------------------------------------------
    $14,623.14         $13,923.51         $12,954.60
-------------------------------------------------------
    $14,795.11         $14,332.17         $13,032.33
-------------------------------------------------------
    $14,842.90         $14,402.68         $13,285.15
-------------------------------------------------------
    $14,890.69         $14,188.37         $13,480.45
-------------------------------------------------------
    $15,034.53         $14,767.96         $13,825.55
-------------------------------------------------------
    $15,034.53         $14,465.66         $13,948.59
-------------------------------------------------------
    $15,092.12         $14,635.63         $14,138.29
-------------------------------------------------------
    $15,121.09         $14,686.13         $13,921.98
-------------------------------------------------------
    $15,342.77         $15,186.19         $13,909.45
-------------------------------------------------------
    $15,235.68         $15,372.52         $14,148.69
-------------------------------------------------------
    $15,402.66         $15,501.04         $14,457.13
-------------------------------------------------------
    $15,520.49         $15,712.32         $14,757.84
-------------------------------------------------------
    $15,471.44         $16,043.85         $14,808.02
-------------------------------------------------------
    $15,500.99         $15,656.07         $14,922.04
-------------------------------------------------------
    $15,658.79         $16,074.87         $14,914.58
-------------------------------------------------------
    $15,747.58         $16,121.97         $15,253.14
-------------------------------------------------------
    $15,836.71         $16,057.16         $15,350.76
-------------------------------------------------------
    $16,054.78         $16,666.36         $15,703.83
-------------------------------------------------------
    $15,985.43         $16,538.53         $15,758.79
-------------------------------------------------------
    $16,134.73         $16,880.72         $15,823.40
-------------------------------------------------------
    $16,194.43         $16,719.84         $15,644.60
-------------------------------------------------------
    $16,363.66         $16,921.99         $15,713.43
-------------------------------------------------------
    $16,642.41         $17,497.33         $15,949.13
-------------------------------------------------------
    $16,487.55         $17,022.28         $15,601.44
-------------------------------------------------------
    $15,940.37         $16,280.11         $15,219.21
-------------------------------------------------------
    $16,085.57         $16,488.82         $15,103.54
-------------------------------------------------------
    $16,407.07         $16,759.40         $15,065.78
-------------------------------------------------------
    $16,158.17         $16,348.63         $15,031.13
-------------------------------------------------------
    $16,616.55         $16,885.52         $15,278.39
-------------------------------------------------------
    $16,887.42         $17,577.82         $15,336.45
-------------------------------------------------------
    $16,897.84         $17,148.05         $15,104.87
-------------------------------------------------------
    $17,180.34         $17,533.36         $15,094.30
-------------------------------------------------------

================================================================================
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------



-------------------------------------------------------
                                     LEHMAN GOV'T /
   GATEWAY FUND        S&P 500      CORP. BOND INDEX
-------------------------------------------------------
    $16,887.37         $16,894.80         $15,061.09
-------------------------------------------------------
    $17,274.51         $17,145.35         $15,160.49
-------------------------------------------------------
    $17,564.65         $17,589.93         $15,456.12
-------------------------------------------------------
    $17,821.31         $18,275.41         $15,810.07
-------------------------------------------------------
    $17,999.86         $18,814.71         $15,916.00
-------------------------------------------------------
    $18,145.56         $19,368.81         $16,156.33
-------------------------------------------------------
    $18,257.64         $20,142.98         $16,813.89
-------------------------------------------------------
    $18,336.09         $20,610.90         $16,948.40
-------------------------------------------------------
    $18,448.65         $21,294.36         $16,882.30
-------------------------------------------------------
    $18,538.70         $21,347.80         $17,098.40
-------------------------------------------------------
    $18,741.33         $22,248.68         $17,272.80
-------------------------------------------------------
    $18,797.85         $22,169.25         $17,526.71
-------------------------------------------------------
    $19,057.83         $23,142.48         $17,815.90
-------------------------------------------------------
    $19,181.13         $23,588.21         $18,077.79
-------------------------------------------------------
    $19,430.68         $24,391.15         $18,189.88
-------------------------------------------------------
    $19,362.67         $24,617.26         $17,804.25
-------------------------------------------------------
    $19,510.22         $24,854.32         $17,654.70
-------------------------------------------------------
    $19,760.53         $25,220.67         $17,532.88
-------------------------------------------------------
    $19,931.26         $25,871.12         $17,503.07
-------------------------------------------------------
    $20,101.87         $25,969.68         $17,737.61
-------------------------------------------------------
    $19,782.46         $24,822.34         $17,778.41
-------------------------------------------------------
    $20,056.24         $25,345.85         $17,735.74
-------------------------------------------------------
    $20,523.96         $26,772.31         $18,051.44
-------------------------------------------------------
    $20,775.58         $27,510.69         $18,472.04
-------------------------------------------------------
    $21,130.22         $29,590.23         $18,811.92
-------------------------------------------------------
    $21,201.22         $29,004.04         $18,603.11
-------------------------------------------------------
    $21,556.76         $30,816.22         $18,625.43
-------------------------------------------------------
    $21,579.61         $31,057.81         $18,662.68
-------------------------------------------------------
    $21,453.37         $29,781.65         $18,440.60
-------------------------------------------------------
    $21,890.59         $31,559.61         $18,710.57
-------------------------------------------------------
    $22,063.09         $33,480.96         $18,884.58
-------------------------------------------------------
    $22,362.26         $34,980.91         $19,111.19
-------------------------------------------------------
    $22,765.68         $37,764.34         $19,695.99
-------------------------------------------------------
    $22,385.26         $35,648.78         $19,475.40
-------------------------------------------------------
    $23,065.33         $37,601.27         $19,781.16
-------------------------------------------------------
    $22,707.35         $36,343.88         $20,097.66
-------------------------------------------------------
    $23,458.06         $38,026.24         $20,204.18
-------------------------------------------------------

================================================================================
GATEWAY FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


-------------------------------------------------------
                                     LEHMAN GOV'T /
   GATEWAY FUND        S&P 500      CORP. BOND INDEX
-------------------------------------------------------
    $23,818.38         $38,679.15         $20,416.32
-------------------------------------------------------
    $24,197.56         $39,106.94         $20,704.19
-------------------------------------------------------
    $24,551.33         $41,927.33         $20,662.78
-------------------------------------------------------
    $24,791.44         $44,074.43         $20,726.84
-------------------------------------------------------
    $25,044.57         $44,517.82         $20,830.47
-------------------------------------------------------
    $25,209.11         $43,752.56         $21,053.36
-------------------------------------------------------
    $25,588.76         $45,529.79         $21,268.10
-------------------------------------------------------
    $25,538.09         $45,044.90         $21,285.12
-------------------------------------------------------
    $24,245.35         $38,532.30         $21,700.18
-------------------------------------------------------
    $24,942.41         $41,000.68         $22,320.80
-------------------------------------------------------
    $25,805.66         $44,335.68         $22,162.33
-------------------------------------------------------
    $26,516.61         $47,022.86         $22,295.30
-------------------------------------------------------
    $26,739.61         $49,732.32         $22,348.81
-------------------------------------------------------
    $27,184.83         $51,812.13         $22,509.72
-------------------------------------------------------
    $27,222.89         $50,201.81         $21,973.99
-------------------------------------------------------
    $27,757.27         $52,210.38         $22,083.86
-------------------------------------------------------
    $28,215.82         $54,232.49         $22,139.07
-------------------------------------------------------
    $28,330.38         $52,952.06         $21,911.04
-------------------------------------------------------
    $28,827.29         $55,890.90         $21,873.79
-------------------------------------------------------



           June 30, 1989 - June 30, 1999


-----------------------------------------------
                 GATEWAY FUND
         AVERAGE ANNUAL TOTAL RETURNS
             AS OF JUNE 30, 1999
----------------------------------------------
    One Year                    12.66%
----------------------------------------------
    Five Years                  12.28%
----------------------------------------------
    Ten Years                   11.17%
----------------------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

================================================================================
GATEWAY FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

        Shares                               Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                      CONSUMER DURABLES  2.02%
        49,694        Delphi Automotive Systems                                                $   922,443
       131,400        Ford Motor Company                                                         7,415,888
        71,100        General Motors Corporation                                                 4,692,600
         2,000        Nike Inc.                                                                    126,625
                                                                                               -----------
                                                                                                13,157,556
                                                                                               -----------
                      CONSUMER STAPLES  7.69%
        13,300        American Home Products Corporation                                           764,750
         4,800        Anheuser Busch Companies Inc.                                                340,500
        30,100        Avon Products, Inc.                                                        1,671,492
         2,000        Bestfoods                                                                     99,000
        51,300        Campbell Soup Company                                                      2,375,831
           800        Clorox Co.                                                                    85,325
         3,000        Coca-Cola Enterprises Inc.                                                    89,250
        31,800        Colgate-Palmolive Company                                                  3,138,263
         3,500        ConAgra Inc.                                                                  92,860
         1,600        Costco Companies Inc. *                                                      128,050
         1,100        General Mills Inc.                                                            88,413
        11,200        Gillette Co.                                                                 459,551
        41,500        Heinz (H. J.) Company                                                      2,078,893
         2,900        Kellogg Co.                                                                   95,610
         2,000        Newell Rubbermaid Inc.                                                        92,875
       159,400        PepsiCo, Inc.                                                              6,161,814
        24,700        Philip Morris Companies Inc.                                                 990,317
        33,300        Ralston Purina Company                                                     1,011,488
         6,500        Sara Lee Corporation                                                         147,672
         2,900        Seagram Company Ltd.                                                         145,635
       267,700        The Coca-Cola Company                                                     16,714,519
       144,100        The Procter & Gamble Company                                              12,856,429
         5,800        Unilever NV                                                                  404,550
                                                                                               -----------
                                                                                                50,033,087
                                                                                               -----------


                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

        Shares                               Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                      ENERGY  8.03%
        36,800        Atlantic Richfield Co.                                                   $ 3,075,100
        34,900        Baker Hughes Incorporated                                                  1,166,969
         6,700        Chevron Corp.                                                                637,338
         3,600        Enron Corporation                                                            293,625
       264,100        Exxon Corporation                                                         20,376,979
        50,400        Halliburton Company                                                        2,280,600
        84,700        Mobil Corporation                                                          8,385,300
        38,000        Occidental Petroleum Corporation                                             803,939
         1,800        Phillips Petroleum Co.                                                        90,563
       132,000        Royal Dutch Petroleum                                                      7,940,632
        59,300        Schlumberger Limited                                                       3,776,669
         5,400        Texaco Inc.                                                                  337,500
        24,400        The Coastal Corporation                                                      976,000
        49,000        Williams Companies Inc.                                                    2,085,563
                                                                                               -----------
                                                                                                52,226,777
                                                                                               -----------
                      FINANCE  13.45%
         1,000        Aetna Life and Casualty Company                                               89,438
         1,900        AFLAC Incorporated                                                            90,903
         8,300        Allstate Corp.                                                               297,763
        49,100        American Express Company                                                   6,387,606
        28,900        American General Corporation                                               2,179,242
       134,150        American International Group, Inc.                                        15,703,934
         1,800        Aon Corporation                                                               74,138
         7,400        Associates First Capital Corp.                                               328,375
       187,943        Bank Of America Corporation                                               13,778,571
         7,800        Bank Of New York Co., Inc.                                                   286,163
       127,230        Bank One Corporation                                                       7,578,137
         2,100        BankBoston Corp.                                                             107,428
         4,100        Charles Schwab & Co., Inc.                                                   450,360
         8,600        Chase Manhattan Corp.                                                        744,438
         1,200        Chubb Corp.                                                                   83,475
        23,700        CIGNA Corporation                                                          2,110,042
       370,125        Citigroup Inc.                                                            17,580,938
        10,500        Federal National Mortgage Assn.                                              717,610
         1,900        Fifth Third Bancorp                                                          126,528
        10,000        First Union Corp.                                                            469,375

                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

        Shares                               Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                      FINANCE  (Continued)
         4,900        Firstar Corporation                                                      $   137,047
         5,800        Fleet Financial Group                                                          $,013
         7,000        Freddie Mac                                                                  404,688
         3,500        Household International Inc.                                                 165,813
         1,300        J. P. Morgan & Co., Inc.                                                     182,609
         3,300        KeyCorp                                                                      106,013
         1,800        Marsh & McLennan Companies                                                   135,844
         5,700        MBNA Corp.                                                                   174,563
         3,700        Mellon Bank Corp.                                                            134,703
        38,500        Merrill Lynch & Co., Inc.                                                  3,077,594
         5,800        Morgan Stanley Dean Witter and Co.                                           594,138
         2,300        National City Corp.                                                          150,722
         2,200        PNC Bank Corp.                                                               126,775
         1,000        Providian Financial Corp.                                                     93,500
         1,200        State Street Corporation                                                     102,413
         2,300        Suntrust Banks Inc.                                                          159,491
        26,800        The Hartford Financial Services Group, Inc.                                1,563,614
         1,300        United Healthcare Corporation *                                               81,413
        83,200        U. S. Bancorp                                                              2,821,004
         1,500        Wachovia Corp.                                                               128,297
         4,300        Washington Mutual                                                            152,113
       175,600        Wells Fargo & Company                                                      7,512,396
                                                                                               -----------
                                                                                                87,446,227
                                                                                               -----------
                      HEALTH  10.55%
        15,500        Abbott Laboratories                                                          697,985
         5,100        Amgen *                                                                      310,303
        32,800        Baxter International Inc.                                                  1,986,450
         2,800        Boston Scientific Corp. *                                                    122,763
       215,800        Bristol-Myers Squibb Company                                              15,193,680
         1,900        Cardinal Health, Inc.                                                        121,778
        73,950        Columbia/HCA Healthcare Corporation                                        1,686,984
         2,800        CVS Corp.                                                                    142,100
        11,200        Eli Lilly and Company                                                        802,200
         2,200        Guidant Corp.                                                                113,025
       146,000        Johnson & Johnson                                                         14,130,070
         8,000        Mallinckrodt Inc.                                                            291,000


                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


        Shares                               Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                      HEALTH  (Continued)
         6,000        Medtronic Inc.                                                           $   467,063
       258,700        Merck & Co., Inc.                                                         19,143,800
        79,900        Pfizer Inc.                                                                8,716,595
        58,200        Pharmacia & Upjohn, Inc.                                                   3,302,850
        14,900        Schering Plough Corporation                                                  788,769
         8,500        Warner Lambert Co.                                                           589,422
                                                                                               -----------
                                                                                                68,606,837
                                                                                               -----------
                      INDUSTRIAL CYCLICALS  9.08%
        39,200        Alcoa Inc.                                                                 2,424,277
        21,547        Allegheny Teledyne Incorporated                                              487,501
         5,700        Allied Signal Inc.                                                           359,278
         2,600        Applied Materials Inc. *                                                     191,994
        13,600        Bethlehem Steel Corporation *                                                104,126
         6,200        Boise Cascade Corporation                                                    265,825
        10,600        Brunswick Corporation                                                        295,807
         2,600        Caterpillar Inc.                                                             156,000
         5,500        Cendant Corp. *                                                              112,922
        10,500        Champion International Corporation                                           503,016
         1,700        Corning Incorporated                                                         119,106
       122,300        DuPont (E. I.) de Nemours and Company                                      8,358,447
        37,100        Eastman Kodak Company                                                      2,514,686
         3,200        First Data Corp.                                                             156,600
         8,100        Fluor Corporation                                                            328,050
        14,500        General Dynamics Corporation                                                 992,798
       112,600        Hewlett-Packard Company                                                   11,316,300
        15,100        Home Depot Inc.                                                              972,063
        23,100        Homestake Mining Company                                                     189,854
         1,800        Illinois Tool Works Inc.                                                     147,431
         1,200        Ingersoll Rand Company                                                        77,438
        11,800        International Flavors & Fragrances Inc.                                      522,519
        35,200        International Paper Company                                                1,775,400
         5,500        Kimberly-Clark Corp.                                                         313,156
         2,800        Lockheed Martin Corp.                                                        104,388
         2,700        Lowe's Companies Inc.                                                        153,056
        43,600        Minnesota Mining and Manufacturing                                         3,790,475
        68,000        Monsanto Company                                                           2,679,628


                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

        Shares                               Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CYCLICALS  (Continued)
         2,000        Pitney Bowes Inc.                                                        $   128,500
         4,900        Polaroid Corporation                                                         135,363
         1,300        PPG Industries, Inc.                                                          76,781
        20,400        Rockwell International Corporation                                         1,239,300
         3,300        Staples, Inc. *                                                              101,991
         1,100        Textron Inc.                                                                  90,544
         9,500        The Black & Decker Corporation                                               599,391
       108,552        The Boeing Company                                                         4,793,255
        25,400        The Dow Chemical Company                                                   3,221,833
        49,000        United Technologies Corporation                                            3,512,688
        22,800        Weyerhaeuser Company                                                       1,567,500
        71,200        Xerox Corporation                                                          4,205,250
                                                                                               -----------
                                                                                                59,084,537
                                                                                               -----------
                      RETAIL  5.01%
         1,800        Albertsons Incorporated                                                       92,869
         4,500        Dayton Hudson Corp.                                                          292,641
         1,500        Federated Department Stores, Inc. *                                           79,453
         8,750        Gap Inc.                                                                     440,508
         1,900        J. C. Penney Company Inc.                                                     92,209
        56,500        Kmart Corporation *                                                          930,487
         3,500        Safeway Inc. *                                                               173,250
        43,900        Sears, Roebuck and Co.                                                     1,956,294
        22,200        Tandy Corporation                                                          1,085,025
         5,800        The Kroger Co. *                                                             162,038
        24,900        The Limited, Inc.                                                          1,129,838
        40,200        The May Department Stores Company                                          1,643,175
        27,900        Toys "R" Us, Inc. *                                                          577,181
        10,200        Walgreen Co.                                                                 299,307
       489,400        Wal-Mart Stores, Inc.                                                     23,613,550
                                                                                               -----------
                                                                                                32,567,825
                                                                                               -----------

                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

        Shares                               Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                      SERVICES  3.94%
         1,300        AMR Corporation *                                                        $    88,725
        53,800        Burlington Northern Santa Fe Corporation                                   1,662,759
         6,200        Carnival Corp.                                                               300,700
        80,900        CBS Corp.                                                                  3,514,094
         2,300        Clear Channel Communications, Inc. *                                         158,413
         7,500        Comcast Corporation                                                          288,281
        15,500        Delta Air Lines, Inc.                                                        893,673
        33,800        FDX Corp. Holding Co. *                                                    1,833,650
         2,000        Gannett Co., Inc.                                                            142,688
        11,100        Harrah's Entertainment, Inc. *                                               243,506
         1,000        Interpublic Group of Companies                                                86,563
       147,000        McDonald's Corporation                                                     6,068,351
         6,100        MediaOne Group Inc. *                                                        453,688
        43,500        Norfolk Southern Corporation                                               1,307,719
         1,200        Omnicom Group Inc.                                                            96,000
       222,500        The Walt Disney Company                                                    6,855,781
        12,400        Time Warner Inc.                                                             909,850
         1,800        Union Pacific Corp.                                                          104,963
         7,100        Viacom Inc. *                                                                312,400
         6,100        Waste Management Inc.                                                        327,113
                                                                                               -----------
                                                                                                25,648,917
                                                                                               -----------
                      TECHNOLOGY  33.76%
        63,300        America Online, Inc. *                                                     7,026,300
         6,300        Automatic Data Processing Inc.                                               277,200
        16,000        Ceridian Corporation *                                                       522,501
       343,050        Cisco Systems, Inc. *                                                     22,094,581
        17,200        COMPAQ Computer Corporation                                                  406,888
         5,500        Computer Associates International                                            302,500
        18,200        Computer Sciences Corporation                                              1,258,645
        25,800        Dell Computer Corporation *                                                  953,795
         5,000        Electronic Data Systems Corp.                                                282,813
        10,300        EMC Corporation *                                                            566,500
         4,400        Emerson Electric Co.                                                         276,650
       355,900        General Electric Company                                                  40,038,750
         8,800        Harris Corporation                                                           344,850
        14,400        Honeywell Inc.                                                             1,669,051

                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

        Shares                               Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                      TECHNOLOGY  (Continued)
       362,200        Intel Corporation                                                       $ 21,539,599
       202,600        International Business Machines Corporation                               26,179,729
       291,240        Lucent Technologies Corp.                                                 19,631,411
       549,800        Microsoft Corporation *                                                   49,550,725
         6,100        Motorola Inc.                                                                578,166
        18,000        National Semiconductor Corporation *                                         454,500
        70,800        Nortel Networks Corporation                                                6,141,900
       158,387        Oracle Corporation *                                                       5,880,117
        38,600        Raytheon Company                                                           2,714,063
         1,800        Solectron Corporation *                                                      119,925
         7,800        Sun Microsystems Inc. *                                                      537,469
         5,350        Tektronix, Inc.                                                              161,503
         4,000        Tellabs Inc. *                                                               270,375
        42,300        Texas Instruments Incorporated                                             6,133,500
        27,242        Tyco International Ltd.                                                    2,580,330
        27,600        Unisys Corporation *                                                       1,073,814
                                                                                              ------------
                                                                                               219,568,150
                                                                                              ------------
                      UTILITIES  8.99%
         2,000        ALLTEL Corp.                                                                 143,000
        20,400        American Electric Power, Inc.                                                766,914
       119,800        Ameritech Corporation                                                      8,805,300
       342,750        AT&T Corp.                                                                19,129,734
       168,636        Bell Atlantic Corporation                                                 10,971,880
        19,700        Bellsouth Corp.                                                              923,438
         1,700        Consolidated Edison Inc.                                                      76,978
         2,600        Duke Energy Corp.                                                            141,456
        28,300        Entergy Corporation                                                          884,375
         9,800        GTE Corporation                                                              742,350
       112,800        MCI WorldCom Inc.                                                          9,704,331
         2,100        NEXTEL Communications, Inc. *                                                105,459
         1,600        Peco Energy Co.                                                               67,050
         2,700        PG&E Corp.                                                                    87,835
        19,900        SBC Communications Inc.                                                    1,154,200
        79,900        Southern Company                                                           2,119,851

                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

        Shares                               Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                      UTILITIES  (Continued)
         9,000        Sprint Corp FON Group                                                   $    475,313
         4,500        Sprint Corp PCS Group *                                                      257,063
         2,000        Texas Utilities Co.                                                           82,438
        24,900        Unicom Corporation                                                           960,206
         5,100        US West Inc.                                                                 298,828
         2,900        Vodafone Airtouch PLC                                                        571,373
                                                                                              ------------
                                                                                                58,469,372
                                                                                              ------------
                      TOTAL COMMON STOCKS 102.52%                                              666,809,285
                      (cost $472,317,465)                                                     ------------




                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

     Contracts                                                                                       Value
-----------------------------------------------------------------------------------------------------------
                      PUT OPTIONS 0.46%
         2,349        On S&P 100 Stock Index expiring July 16, 1999 at 600                    $     51,396
         2,391        On S&P 100 Stock Index expiring August 20, 1999 at 620                       806,963
         1,152        On S&P 500 Stock Index expiring August 20, 1999 at 1175                      504,000
         1,177        On S&P 500 Stock Index expiring September 17, 1999 at 1225                 1,633,087
                                                                                              ------------
                      (cost $13,086,339)                                                         2,995,446
                                                                                              ------------

                      REPURCHASE AGREEMENT 5.33%
                      3.3% repurchase agreement dated June 30, 1999
                      with Firstar, due July 1, 1999
                      (repurchase proceeds $34,654,176) fully
                      collateralized by U. S. Government Agencies                               34,651,000
                                                                                              ------------

                      TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 108.31%                       704,455,731
                                                                                              ------------

                      CALL OPTIONS OUTSTANDING (7.39%) **
        (1,919)       On S&P 100 Stock Index expiring August 20, 1999 at 640                   (13,552,938)
          (940)       On S&P 100 Stock Index expiring August 20, 1999 at 660                    (5,040,750)
          (937)       On S&P 100 Stock Index expiring September 17, 1999 at 660                 (5,545,869)
          (702)       On S&P 500 Stock Index expiring July 16, 1999 at 1325                     (3,738,150)
          (838)       On S&P 500 Stock Index expiring July 16, 1999 at 1300                     (6,295,475)
          (882)       On S&P 500 Stock Index expiring July 16, 1999 at 1275                     (8,720,775)
          (455)       On S&P 500 Stock Index expiring August 20, 1999 at 1275                   (5,175,624)
                                                                                              ------------
                      TOTAL CALL OPTIONS OUTSTANDING                                           (48,069,581)
                      (premiums received $30,905,361)

                      OTHER ASSETS AND LIABILITIES, NET (0.92%)                                 (5,966,135)
                                                                                              ------------

                      NET ASSETS 100%                                                         $650,420,015
                                                                                              ============

                      *   Denotes a non-income producing security
                      ** The aggregate value of investments that covers outstanding call options is $666,809,285.


                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Statement of Assets and Liabilities - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (original cost $472,317,465)                                       $666,809,285
Put options at value (original cost $13,086,339)                                              2,995,446
Repurchase agreement                                                                         34,651,000
Receivable for fund shares sold                                                               1,696,607
Receivable for investments sold                                                                 142,044
Dividend and interest receivable                                                                512,603
Cash                                                                                                812
Other assets                                                                                     26,966
                                                                                           ------------
                                                                                            706,834,763
                                                                                           ------------
LIABILITIES:
Call options outstanding, at value
   (premiums received $30,905,361)                                                           48,069,581
Payable for securities purchased                                                              7,794,611
Payable for fund shares redeemed                                                                344,071
Other accrued expenses and liabilities                                                          206,485
                                                                                           ------------
                                                                                             56,414,748
                                                                                           ------------

NET ASSETS                                                                                 $650,420,015
                                                                                           ============

NET ASSETS CONSIST OF:
Paid-in capital applicable to 28,744,320 shares outstanding
   (unlimited number of shares authorized, no par value)                                   $526,617,362
Undistributed net investment income                                                             281,872
Accumulated realized loss, net                                                              (43,715,926)
Unrealized appreciation, net                                                                167,236,707
                                                                                           ------------
                                                                                           $650,420,015
                                                                                           ============

NET ASSET VALUE, OFFERING, AND REDEMPTION
   PRICE PER SHARE                                                                               $22.63
                                                                                                 ======


                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Statement of Operations - For the Six Months Ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                                            $  3,145,741
Interest income                                                                                 590,240
                                                                                           ------------
                                                                                              3,735,981
                                                                                           ------------

EXPENSES:
Investment advisory and management fees                                                       1,851,500
Distribution fees                                                                               691,478
Registration fees                                                                                49,299
Professional fees                                                                                33,299
Custodian fees                                                                                   21,337
Trustees' fees                                                                                   15,492
Insurance expense                                                                                10,542
Other expenses                                                                                   39,659
                                                                                          -------------
                                                                                              2,712,606
                                                                                           ------------

NET INVESTMENT INCOME                                                                         1,023,375
                                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:
   Securities                                                                                17,186,423
   Call options expired and closed                                                          (11,257,155)
   Put options expired and closed                                                           (23,382,601)
                                                                                           ------------
Net realized loss on investments                                                            (17,453,333)
                                                                                           ------------

Increase (decrease) in unrealized appreciation of investments:
   Securities                                                                                69,031,040
   Call options                                                                              (4,044,686)
   Put options                                                                               (6,205,879)
                                                                                           ------------
Net increase in unrealized appreciation of investments                                       58,780,475
                                                                                           ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                              41,327,142
                                                                                           ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $ 42,350,517
                                                                                           ============

                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

                                                                     Six Months Ended            Year Ended
                                                                       June 30, 1999         December 31, 1998
                                                                     -----------------------------------------
FROM OPERATIONS:
Net investment income                                                  $   1,023,375           $   2,412,810
Net realized loss on investments                                         (17,453,333)            (27,651,246)
Increase in unrealized appreciation of investments                        58,780,475              66,605,828
                                                                       -------------           -------------
     Net increase in net assets resulting from operations                 42,350,517              41,367,392
                                                                       -------------           -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                  (772,688)             (2,382,755)
From net realized gain on investments                                             --                (277,798)
                                                                       ------------            -------------
     Decrease in net assets from dividends and distributions                (772,688)             (2,660,553)
                                                                       -------------           -------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                269,235,958             302,072,143
Net asset value of shares issued in reinvestment of
   dividends and distributions                                               736,467               2,501,190
Payments for shares redeemed                                            (125,330,491)           (134,538,098)
                                                                       -------------           -------------
     Net increase in net assets from fund shares transactions            144,641,934             170,035,235
                                                                       -------------           -------------

NET INCREASE IN NET ASSETS                                               186,219,763             208,742,074

NET ASSETS:
Beginning of period                                                      464,200,252             255,458,178
                                                                       -------------           -------------
End of period, including undistributed net investment                  $ 650,420,015           $ 464,200,252
                                                                       =============           =============
   income of $281,872 and $31,185, respectively

FUND SHARE TRANSACTIONS:
Shares sold                                                               14,467,947              15,943,506
Less shares redeemed                                                      (7,843,045)             (7,498,906)
Shares issued in reinvestment of dividends and distributions                  33,751                  88,960
                                                                       -------------           -------------

NET INCREASE IN SHARES OUTSTANDING                                         6,658,653               8,533,560
                                                                       =============           =============


                 See accompanying notes to financial statements

================================================================================
GATEWAY FUND
Financial Highlights - Per share data for a share outstanding throughout each period (unaudited)
--------------------------------------------------------------------------------

                                        Six Months
                                           Ended                           Year Ended December 31,
                                       June 30, 1999        1998        1997         1996       1995 (1)       1994
                                       -------------        ----        ----         ----       --------       ----
Net asset value, beginning of period     $   21.02       $   18.85    $   18.48    $   16.91    $   15.48    $   15.85
                                         ---------       ---------    ---------    ---------    ---------    ---------

Net investment income                         0.04            0.12         0.18         0.21         0.24         0.26
Net gains on securities                       1.60            2.18         2.09         1.56         1.46         0.61
                                         ---------       ---------    ---------    ---------    ---------    ---------

   Total from investment operations           1.64            2.30         2.27         1.77         1.70         0.87
                                         ---------       ---------    ---------    ---------    ---------    ---------

Dividends from net investment income         (0.03)          (0.12)       (0.18)       (0.20)       (0.24)       (0.27)
Distributions from capital gains                --           (0.01)       (1.72)          --           --        (0.86)
Distributions in excess of realized
   capital gains                                --              --           --           --        (0.03)       (0.11)
                                         ---------       ---------    ---------    ---------    ---------    ---------

   Total distributions                       (0.03)          (0.13)       (1.90)       (0.20)       (0.27)       (1.24)
                                         ---------       ---------    ---------    ---------    ---------    ---------

Net asset value, end of period           $   22.63       $   21.02    $   18.85    $   18.48    $   16.91    $   15.48
                                         =========       =========    =========    =========    =========    =========


TOTAL RETURN                                  7.81%(3)       12.26%       12.35%       10.53%       11.04%        5.57%

Net assets, end of period
(thousands)                               $650,420        $464,200     $255,458     $194,363     $176,220     $164,651

Ratio of expenses to average net
assets                                        0.98%(2)        0.99%        1.07%        1.14%        1.19%        1.21%

Ratio of net investment income to
   average net assets                         0.37%(2)        0.66%        0.90%        1.18%        1.51%        1.54%

Portfolio turnover rate                          8%(3)          12%          82%          17%           5%           4%

(1) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.

(2)      Annualized.

(3)      Not annualized.


                 See accompanying notes to financial statements

================================================================================
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Fund, (the Fund) are included in this report. The investment objective of the Fund is to achieve a high total return at a reduced level of risk. The Fund attempts to achieve its investment objective primarily by investing in stocks and by selling call options on an Index. The Fund has undertaken a transition program to convert its indexed portfolio from owning the 100 common stocks included in the S&P 100 Index to owning the 500 common stocks included in the S&P 500 Index. To avoid the realization of significant capital gains, the transition will take place over an extended period of time. During the transition period, the Fund's portfolio will be a hybrid of the S&P 100 Index and the S&P 500 Index, and the Fund will continue to follow its strategy of selling index call options and buying index put options. The financial statements of the Gateway Small Cap Index Fund and the Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION -- The Fund normally values common stocks and option contracts (both purchased and written) at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are recorded on the ex-dividend date and are declared and paid to shareholders no less than annually. Net realized capital gains, if any, are distributed to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to the shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of common stock for tax purposes is $472,318,258 at June 30, 1999; gross unrealized appreciation is $197,040,215 and depreciation is $2,549,188. The Fund has a net capital loss carryforward of $43,225,339 that expires on December 31, 2006.

Tax regulations require the Fund to assume that open option contracts are closed each year-end and include the resulting calculated capital gain or loss in the determination of federal taxable income.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


2. TRANSACTIONS WITH AFFILIATES
If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 1.50% of the average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to that level.

Effective January 1, 1999, the Fund pays the Adviser 0.925% of the average value of the daily net assets of the Fund minus the amount of the Fund's expenses incurred pursuant to its Distribution Plan. Also, the Adviser receives no separate fee for its transfer agency, fund accounting, and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

3. SECURITIES TRANSACTIONS

For the six months ended June 30, 1999, purchases of investment securities (excluding short-term investments) totaled $166,148,995 and proceeds from sales totaled $45,422,589.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. The liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in the market value of the hedged portfolio. Similarly, the value of purchased put options increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 1999, transactions in written options were as follows:

                                     Number of Contracts       Premiums
                                     -------------------       --------

 Outstanding at December 31, 1998           7,614            $ 21,182,640
 Options written                           31,302             124,444,569
 Options exercised                        (32,243)           (114,721,848)
                                          -------            ------------
 Outstanding at June 30, 1999               6,673            $ 30,905,361
                                          =======            ============

4. BANK LOANS
The Trust has an uncommitted $20,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 1999, bear interest at the bank's prime rate minus 0.5%. There are no fees associated with maintaining this facility. For the six months ended June 30, 1999, there were no borrowings on this line of credit.

================================================================================
THE GATEWAY TRUST

--------------------------------------------------------------------------------




                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                               Firstar Corporation
                                 Cincinnati, OH

                                    Trustees:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                J. Patrick Rogers
                                 Walter G. Sall
                              William H. Schneebeck
                                 James E. Schwab

Morningstar Awards



(Four Stars here)


Morningstar Rating(TM).  Overall rating among
3,043 domestic equity funds as of 6/30/99


To

Gateway Fund


Morningstar proprietary ratings reflect historical risk-adjusted performance as of June 30, 1999. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Gateway Fund received three stars, three stars, and four stars for the three-, five-, and ten-year periods, respectively. The top ten percent of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, and the next 35% receive three stars. The Fund was rated among 3,043 funds, 1,878 funds, and 748 funds in the domestic equity category for the three-, five-, and ten-year periods respectively.

                          GATEWAY SMALL CAP INDEX FUND



                            (STATUE OF LIBERTY LOGO)







                               Semi-Annual Report
                                      1999







                            (Statue of Liberty Logo)
                                THE GATEWAY TRUST
                                  P.O. Box 5211
                            CINCINNATI, OH 45201-5211
                                  (800)354-6339

================================================================================
GATEWAY SMALL CAP INDEX FUND
Highlights at June 30, 1999
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURN
                                    ---------------------------------------------------
                            Past     One     Three    Five       Ten    Since Inception   Dividends       Price
                          Quarter    Year    Years    Years     Years      on 6/16/93    Year to Date    Per Share
                          -------    ----    -----    -----     -----   ---------------  ------------    ---------
GATEWAY SMALL CAP
   INDEX FUND             14.35%    2.39%    12.01%    13.69%      N/A      10.84%          $0.00          $12.91


Wilshire Small Cap Index  17.69     7.90     17.18     18.38       n/a

Russell 2000              15.55     1.51     11.21     15.39     12.39

U. S. Inflation (CPI)      0.60     1.88      2.02      2.37      2.98


                                                  CUMULATIVE TOTAL RETURN
                                    --------------------------------------------------
                            Past      One    Three    Five        Ten   Since Inception
                          Quarter     Year   Years    Years      Years    on 6/16/93
                          -------     ----   -----    -----      -----    ----------
GATEWAY SMALL CAP
   INDEX FUND             14.35%    2.39%    40.52%    89.94%       N/A      86.26%


Wilshire Small Cap Index  17.69     7.90     60.89    132.52       n/a

Russell 2000              15.55     1.51     37.55    104.64    221.45

U. S. Inflation (CPI)      0.60     1.88      6.20     12.44     34.10


Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Letter from the Chairman
--------------------------------------------------------------------------------

Dear Shareholder:

In the first half of 1999, the U. S. economy continued to deliver extraordinary growth. Nevertheless, as the first quarter unfolded investors focused on large cap multinational stocks to the continuing detriment of the small capitalization sector. Small cap stocks, after declining in the first quarter, became such values that they experienced a dramatic turnaround in the second quarter. The net result was a very competitive return in the first half of the year.

Small capitalization stocks, as represented in the Gateway Small Cap Index Fund, have lagged the general market recovery for the past four years. We believe this lag can be attributed to investors' perceptions that small capitalization companies often cannot generate the capital or management expertise to keep up with a rapidly changing world. We disagree! Small companies are the wellspring of innovation and the vehicles for the introduction of new technologies. Many of the companies represented in this sector reflect extraordinary value for future growth. Consequently, we have used hedging tools sparingly in order to more fully participate in the recovery of this long-neglected group of stocks.

Your Fund continues to emphasize the stocks in the Wilshire Small Cap Index. Portfolio manager Patrick Rogers utilizes hedging techniques to alter the risk profile of this normally volatile list of stocks. Please review Patrick's report beginning on page four.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Letter from the Chairman
--------------------------------------------------------------------------------

Fund management has focused a great deal of attention on assuring that the millennium will pass without incident. We are pleased to report that the Fund has received satisfactory assurances regarding Y2K from its investment adviser and its other critical service suppliers including its custodian.

As we move into the second half of 1999, many small cap stocks are attractively priced. Our representation in the group and the sparing use of hedging techniques offers the possibility of a favorable participation in the further recovery of the small cap sector in the months ahead.



Cordially,

/s/ Walter G. Sall
--------------------
Walter G. Sall
Chairman

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

Small capitalization stocks continue to display the higher volatility normally associated with this sector of the market. Beginning with last summer's dramatic decline and ending with this past quarter's rebound, the last twelve months have clearly been the most volatile since the Fund's inception. For the six months and twelve months ended June 30, 1999, the Gateway Small Cap Index Fund has produced total returns of 11.97% and 2.39%, respectively. This compares favorably to the 9.27% and 1.51% returns produced by the Russell 2000 Index over the same periods.

The following table describes the performance of the different components for the Fund.

-----------------------------------------------------------------------------------
                           GATEWAY SMALL CAP INDEX FUND
                                       1999
-----------------------------------------------------------------------------------
                                            FIRST QUARTER        SECOND QUARTER
-----------------------------------------------------------------------------------
CONTRIBUTION OF STOCKS
    Performance of Stocks                      (1.20%)               15.29%
    Dividends Earned                            0.25                  0.22
INTEREST EARNED                                 0.01                  0.02
CONTRIBUTIONS OF OPTIONS
    Effect of Put Options                      (0.75)                (0.65)
EFFECT OF FEES
    Fund Expenses                              (0.37)                (0.38)
    Brokerage Commissions                      (0.02)                (0.15)
-----------------------------------------------------------------------------------
        TOTAL RETURN                           (2.08%)               14.35%
-----------------------------------------------------------------------------------

The Gateway Small Cap Index Fund invests in the 250 stocks represented in the Wilshire Small Cap Index. The weighted average market capitalization for the portfolio is $1.4 billion. The largest industry group as of June 30, 1999, was Finance, Insurance, & Real Estate at 15.99%.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------

The following are the top ten stocks in the portfolio as of June 30, 1999:

-------------------------------------------------------------------------
                      GATEWAY SMALL CAP INDEX FUND
                            TOP TEN HOLDINGS
-------------------------------------------------------------------------
                                                    AS A PERCENTAGE OF
                      STOCKS                            NET ASSETS
-------------------------------------------------------------------------
 At Home Corporation                                       2.31%
 Network Solutions, Inc.                                   1.19
 BEA Systems, Inc.                                         1.02
 Western Wireless Corporation                              0.92
 BroadVision, Inc.                                         0.91
 Pentair, Inc.                                             0.84
 Mohawk Industries, Inc.                                   0.82
 Level One Communications, Inc.                            0.80
 Shared Medical Systems Corporation                        0.80
 Hon Industries Inc.                                       0.80
-------------------------------------------------------------------------

Many market strategists continue to believe that small cap stocks are undervalued in comparison to large blue chip stocks. This past quarter may have been the beginning of a period in which this sector of the market outperforms.


/s/ J. Patrick Rogers, CFA
----------------------------
J. Patrick Rogers, CFA
Portfolio Manager

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


                         GROWTH OF A $10,000 INVESTMENT

                                 [Insert Chart]

(Plot Points for Chart)

-------------------------------------------------
      GATEWAY SMALL CAP
         INDEX FUND            RUSSELL 2000
-------------------------------------------------
            $10,000.00          $10,000.00
-------------------------------------------------
            $10,100.00          $10,062.00
-------------------------------------------------
            $10,179.99          $10,200.86
-------------------------------------------------
            $10,539.96          $10,641.53
-------------------------------------------------
            $10,639.98          $10,941.62
-------------------------------------------------
            $10,579.97          $11,223.92
-------------------------------------------------
            $10,449.94          $10,858.02
-------------------------------------------------
            $10,649.96          $11,229.36
-------------------------------------------------
            $10,927.81          $11,580.84
-------------------------------------------------
            $10,866.07          $11,539.15
-------------------------------------------------
            $10,361.88          $10,931.04
-------------------------------------------------
            $10,310.39          $10,995.53
-------------------------------------------------
            $10,156.04          $10,872.38
-------------------------------------------------
             $9,806.16          $10,505.98
-------------------------------------------------
             $9,981.11          $10,678.28
-------------------------------------------------
            $10,516.19          $11,273.06
-------------------------------------------------
            $10,248.66          $11,234.73
-------------------------------------------------
            $10,330.96          $11,189.79
-------------------------------------------------
             $9,878.21          $10,737.72
-------------------------------------------------
            $10,011.97          $11,025.50
-------------------------------------------------
             $9,856.02          $10,886.57
-------------------------------------------------
            $10,271.88          $11,339.46
-------------------------------------------------
            $10,427.83          $11,533.36
-------------------------------------------------
            $10,646.16          $11,789.40
-------------------------------------------------
            $10,885.27          $11,992.18
-------------------------------------------------
            $11,249.17          $12,614.57
-------------------------------------------------
            $11,862.57          $13,341.17
-------------------------------------------------
            $12,101.69          $13,617.33
-------------------------------------------------
            $12,112.09          $13,861.08
-------------------------------------------------


================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


-------------------------------------------------
      GATEWAY SMALL CAP
         INDEX FUND            RUSSELL 2000
-------------------------------------------------
            $11,623.45          $13,241.49
-------------------------------------------------
            $11,987.26          $13,797.64
-------------------------------------------------
            $12,195.24          $14,161.89
-------------------------------------------------
            $12,173.17          $14,146.32
-------------------------------------------------
            $12,471.17          $14,587.68
-------------------------------------------------
            $12,846.43          $14,885.27
-------------------------------------------------
            $13,475.52          $15,681.63
-------------------------------------------------
            $13,861.86          $16,299.49
-------------------------------------------------
            $13,254.99          $15,629.58
-------------------------------------------------
            $12,316.93          $14,265.12
-------------------------------------------------
            $13,001.26          $15,093.92
-------------------------------------------------
            $13,520.01          $15,684.09
-------------------------------------------------
            $13,442.81          $15,442.56
-------------------------------------------------
            $14,093.98          $16,078.79
-------------------------------------------------
            $14,273.82          $16,500.06
-------------------------------------------------
            $14,640.66          $16,830.06
-------------------------------------------------
            $14,593.37          $16,421.09
-------------------------------------------------
            $14,013.43          $15,646.01
-------------------------------------------------
            $14,202.75          $15,689.82
-------------------------------------------------
            $15,196.94          $17,434.53
-------------------------------------------------
            $15,623.06          $18,182.47
-------------------------------------------------
            $16,735.58          $19,027.95
-------------------------------------------------
            $17,138.07          $19,463.69
-------------------------------------------------
            $17,978.35          $20,888.44
-------------------------------------------------
            $17,232.79          $19,971.43
-------------------------------------------------
            $17,114.40          $19,841.62
-------------------------------------------------
            $17,220.34          $20,188.85
-------------------------------------------------
            $17,105.31          $19,869.86
-------------------------------------------------
            $18,561.65          $21,338.25
-------------------------------------------------
            $19,353.68          $22,217.38
-------------------------------------------------
            $19,698.56          $22,339.58
-------------------------------------------------
            $18,523.34          $21,135.48
-------------------------------------------------
            $18,191.22          $21,179.86
-------------------------------------------------
            $16,785.95          $19,466.41
-------------------------------------------------
            $13,349.53          $15,686.03
-------------------------------------------------
            $14,205.37          $16,914.25
-------------------------------------------------
            $15,010.10          $17,604.35
-------------------------------------------------

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio Manager's Report
--------------------------------------------------------------------------------


-------------------------------------------------
      GATEWAY SMALL CAP
         INDEX FUND            RUSSELL 2000
-------------------------------------------------
            $15,853.22          $18,526.82
-------------------------------------------------
            $16,635.10          $19,673.63
-------------------------------------------------
            $17,313.15          $19,935.29
-------------------------------------------------
            $16,043.57          $18,320.53
-------------------------------------------------
            $16,288.88          $18,606.33
-------------------------------------------------
            $17,717.25          $20,273.46
-------------------------------------------------
            $17,818.24          $20,569.45
-------------------------------------------------
            $18,626.12          $21,499.19
-------------------------------------------------




                 JUNE 16, 1993 (INCEPTION DATE) - JUNE 30, 1999




                 ----------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 1999
                 ----------------------------------------------
                     One Year                    2.39%
                 ----------------------------------------------
                     Five Years                 13.69%
                 ----------------------------------------------
                     Life of Fund               10.84%
                 ----------------------------------------------


Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of dividends. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


       Shares                           Common Stocks                               Value
--------------------------------------------------------------------------------------------
                      AEROSPACE & EQUIPMENT  1.86%
        1,600         BE Aerospace, Inc. *                                         $ 29,950
        2,400         Cordant Technologies Inc.                                     108,000
        1,600         Kaman Corporation                                              25,050
        2,500         Teleflex Incorporated                                         108,672
                                                                                   --------
                                                                                    271,672
                                                                                   --------
                      APPAREL  1.87%
        1,200         Brown Shoe Company                                             26,063
        1,700         Kellwood Company                                               46,006
        2,500         Nautica Enterprises, Inc. *                                    42,110
        1,600         The Gymboree Corporation *                                     16,950
        3,100         The Stride Rite Corporation                                    31,969
        3,700         WestPoint Stevens Inc.                                        110,306
                                                                                   --------
                                                                                    273,404
                                                                                   --------
                      AUTOMOBILES & PARTS  1.18%
        1,700         Arvin Industries, Inc.                                         64,388
        1,600         CLARCOR                                                        30,850
        1,800         Superior Industries International, Inc.                        49,275
        1,100         The Standard Products Company                                  28,188
                                                                                   --------
                                                                                    172,701
                                                                                   --------
                      BUILDING MATERIALS & CONSTRUCTION  1.54%
        3,100         Kaufman and Broad Home Corporation                             76,919
        3,500         Lennar Corporation                                             83,453
        2,800         Pulte Corporation                                              64,575
                                                                                   --------
                                                                                    224,947
                                                                                   --------
                      BUSINESS SERVICES & SUPPLIES  2.32%
        3,200         AMRESCO, INC. *                                                20,500
        5,800         CompUSA Inc. *                                                 42,957
        3,900         Coventry Health Care, Inc. *                                   42,535
        1,827         Information Resources, Inc. *                                  15,872
        5,000         Medaphis Corp. *                                               28,672
        2,700         Pittston Brink's Group                                         72,056
        2,000         Rollins, Inc.                                                  32,063
        1,800         The Profit Recovery Group International, Inc. *                85,106
                                                                                   --------
                                                                                    339,761
                                                                                   --------

                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------



       Shares                           Common Stocks                                    Value
------------------------------------------------------------------------------------------------
                      CHEMICALS  1.89%
        2,800         AgriBioTech, Inc. *                                              $ 17,238
        4,700         Airgas, Inc. *                                                     57,869
          600         Chemed Corporation                                                 19,894
        5,500         Ethyl Corporation                                                  31,969
          900         Fuller (H. B.) Company                                             61,509
        4,800         Grace (W. R.) and Company *                                        88,200
                                                                                       --------
                                                                                        276,679
                                                                                       --------
                      COMPUTER SOFTWARE & PERIPHERALS  15.68%
        2,800         American Management Systems, Incorporated *                        89,688
        6,250         At Home Corporation *                                             337,305
        5,200         BEA Systems, Inc. *                                               148,688
        1,500         Beyond.com Corporation *                                           42,891
          600         Bottomline Technologies, Inc. *                                    31,763
        1,800         BroadVision, Inc. *                                               132,638
        3,800         Cambridge Technology Partners, Inc. *                              66,619
        2,200         Cerner Corporation *                                               46,131
        3,400         CHS Electronics, Inc. *                                            14,875
        1,200         Digital River, Inc. *                                              39,863
        2,030         Hyperion Solutions Corp. *                                         36,223
        2,200         IDT Corporation *                                                  48,744
       17,400         Iomega Corporation *                                               83,738
        2,700         Macromedia, Inc. *                                                 95,935
        4,200         Mentor Graphics Corporation *                                      53,681
          900         Network General Corp. *                                            20,531
        2,200         Network Solutions, Inc. *                                         174,006
        2,100         New Era of Networks, Inc. *                                        92,203
        1,300         OneMain.com, Inc. *                                                30,591
        2,100         Open Market, Inc. *                                                29,794
        2,200         Polycom, Inc. *                                                    85,525
        1,500         Proxicom, Inc. *                                                   38,297
        1,900         Remedy Corporation *                                               50,944
        3,400         S3 Incorporated *                                                  30,919
        1,800         Shared Medical Systems Corporation                                117,338
        2,424         Structural Dynamics Research Corporation *                         44,541
        5,400         Sybase, Inc. *                                                     59,232
        3,700         Symantec Corporation *                                             94,466

                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

       Shares                          Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------
                      COMPUTER SOFTWARE & PERIPHERALS  (Continued)
        1,300         TheGlobe.com, Inc. *                                                  $   25,553
          493         uBID, INC. *                                                              15,791
        1,300         WorldGate Communications *                                                66,584
        1,600         Xircom Inc. *                                                             48,150
                                                                                            ----------
                                                                                             2,293,247
                                                                                            ----------
                      ELECTRONICS & COMPUTERS  10.50%
        1,700         AboveNet Communications, Inc. *                                           68,584
        5,100         Advanced Fibre Communications *                                           79,528
        3,400         Aspect Telecommunications Corporation *                                   32,938
        2,400         Baldor Electric Company                                                   48,300
        2,400         C Cube Microsystems, Inc. *                                               75,975
        4,000         Cirrus Logic, Inc. *                                                      35,250
        5,900         Cypress Semiconductor Corporation *                                       98,456
        4,100         Digital Microwave Corporation *                                           52,147
        2,500         DSP Communications, Inc. *                                                72,188
        4,100         Glenayre Technologies, Inc. *                                             14,735
        1,600         Hutchinson Technology Inc. *                                              44,300
        5,700         Integrated Device Technology, Inc. *                                      61,810
        2,600         KMET Corporation *                                                        59,556
        2,500         Lam Research Corporation *                                               116,641
        1,500         Lattice Semiconductor Corporation *                                       93,188
        2,400         Level One Communications, Inc. *                                         117,525
        1,200         Oak Industries Inc. *                                                     52,425
        6,800         Paging Network, Inc. *                                                    33,150
        4,700         Pairgain Technologies, Inc. *                                             54,197
        2,600         Security Dynamics *                                                       54,925
        2,900         Sequent Computer Systems, Inc. *                                          51,385
        3,000         Smart Modular Technologies, Inc. *                                        51,938
        1,900         SpeedFam-IPEC, Inc. *                                                     30,578
        5,000         Western Wireless Corporation *                                           135,157
                                                                                            ----------
                                                                                             1,534,876
                                                                                            ----------

                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------




       Shares                           Common Stocks                                          Value
------------------------------------------------------------------------------------------------------
                      ENERGY 4.98%
        2,100         Barrett Resources Corporation *                                       $  80,719
        2,100         Devon Energy Corporation                                                 75,141
        8,700         Harken Energy Corporation *                                              14,681
        3,400         Marine Drilling Companies, Inc. *                                        46,644
       10,900         Ocean Energy Corporation *                                              106,275
        2,100         ONEOK, Inc.                                                              66,675
        5,100         Parker Drilling Company *                                                16,894
        2,600         Pogo Producing Company                                                   48,425
        3,300         Pride International, Inc. *                                              34,650
        5,500         Rowan Companies, Inc. *                                                 101,063
        2,000         Southwest Gas Corporation                                                57,250
        2,100         Tesoro Petroleum Corporation *                                           33,403
        4,300         Varco International, Inc. *                                              47,031
                                                                                            ---------
                                                                                              728,851
                                                                                            ---------
                      FINANCE, INSURANCE, & REAL ESTATE 15.99%
        5,700         20th Century Industries                                                 107,410
        1,700         Advanta Corporation                                                      30,813
        3,800         Allied Capital Corporation                                               91,081
        4,100         Americredit Corp. *                                                      65,728
        2,600         Arcadia Financial Ltd. *                                                 20,069
        1,900         Bank United Corp.                                                        76,297
        1,500         BankNorth Group, Inc.                                                    49,266
        7,000         Catellus Development Corporation *                                      108,063
        3,000         City National Corporation                                               112,500
        3,100         Community First Bankshares, Inc.                                         73,819
        3,000         Credit Acceptance Corporation *                                          18,281
        2,300         Data Broadcasting Corporation *                                          24,222
        2,800         Doral Financial Corporation                                              48,213
        3,000         Finet.com, Inc. *                                                        16,641
        4,000         First Amerian Financial Corp.                                            71,500
        1,800         Foremost Corporation of America                                          39,600
        2,400         Frontier Insurance Group                                                 36,975
        2,500         Imperial Credit Industries, Inc. *                                       17,617
        4,700         Independence Community Bank Corporation                                  62,863
        3,300         Mid Atlantic Medical Services, Inc. *                                    32,485
          600         Nationwide Financial Services, Inc.                                      27,131

                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


       Shares                           Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------
                      FINANCE, INSURANCE, & REAL ESTATE  (Continued)
        1,500         Net.Bank, Inc. *                                                      $   56,906
        5,300         Oxford Health Plans, Inc. *                                               82,316
        1,665         Provident Bankshares Corporation                                          38,659
        1,500         Radian Group                                                              73,219
        3,100         Raymond James Financial, Inc.                                             74,110
        7,600         Reliance Group Holdings, Inc.                                             56,525
        2,000         Riggs National Corporation                                                40,875
        3,800         Rollins Truck Leasing Corp.                                               42,275
        5,100         Roslyn Bancorp, Inc.                                                      87,816
        1,300         Silicon Valley Banchares *                                                32,256
        2,700         St. Paul Bancorp Inc.                                                     69,019
        1,200         The Liberty Corporation                                                   65,138
        3,500         Unicapital Corporation *                                                  21,875
        2,800         UST Corp.                                                                 84,613
        3,826         Valley National Bancorp                                                  109,986
        3,653         Washington Federal, Inc.                                                  81,850
        2,800         Westamerica Bancorporation                                               102,113
        1,098         XL Capital, Ltd.                                                          62,243
        1,100         Zenith National Insurance Corp.                                           27,088
                                                                                            ----------
                                                                                             2,339,456
                                                                                            ----------
                      FOOD, BEVERAGE, & TOBACCO  1.33%
        4,300         Chiquita Brands International                                             38,431
        1,800         Dreyer's Grand Ice Cream, Inc.                                            27,338
        2,700         Earthgrains Company                                                       69,525
        1,200         International Multifoods Corporation                                      27,113
        2,000         Ralcorp Holdings Inc. *                                                   32,438
                                                                                            ----------
                                                                                               194,845
                                                                                            ----------
                      HEALTH  5.29%
        1,800         Acuson Corporation *                                                      30,938
        2,000         Ballard Medical Products                                                  46,625
        1,900         Beckman Coulter Inc.                                                      92,566
        1,464         Block Drug Company Inc.                                                   61,259
        1,900         Cephalon, Inc. *                                                          32,656
        3,500         DENTSPLY International Inc.                                              101,281
          900         Diagnostic Products Corporation                                           24,834
        2,000         Gilead Sciences, Inc. *                                                  104,375

                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

       Shares                     Common Stocks                                              Value
----------------------------------------------------------------------------------------------------
                      HEALTH  (Continued)
        1,800         Haemonetics Corporation *                                             $ 36,056
        3,500         Integrated Health Services, Inc.                                        27,781
        4,500         NBTY, Inc. *                                                            29,180
        4,800         Perrigo Company *                                                       37,050
        5,000         PhyCor, Inc. *                                                          37,032
        4,400         Rexall Sundown, Inc. *                                                  53,488
        1,000         The West Pharmaceutical Services, Inc.                                  39,125
        2,200         Twinlab Corp. *                                                         18,872
                                                                                            --------
                                                                                             773,118
                                                                                            --------
                      MACHINERY & RELATED PRODUCTS  2.01%
        1,500         Gerber Scientific, Inc.                                                 33,094
        2,000         Kennametal Inc.                                                         61,000
        1,500         Kulicke and Soffa Industries *                                          39,984
        2,500         Milacron Inc.                                                           46,328
          500         NACCO Industries, Inc.                                                  36,734
        4,400         Newpark Resources Inc. *                                                39,325
        2,200         Silicon Valley Group, Inc. *                                            36,919
                                                                                            --------
                                                                                             293,384
                                                                                            --------
                      MINING & METALS  0.84%
        3,100         Donaldson Company, Inc.                                                 75,950
        2,400         Wyman Gordon Co. *                                                      46,350
                                                                                            --------
                                                                                             122,300
                                                                                            --------
                      MISCELLANEOUS  2.59%
        1,600         Avid Technology, Inc. *                                                 25,650
        3,000         Aztar Corporation *                                                     27,375
        4,900         Callaway Golf Company                                                   71,510
        2,700         Kimball International, Inc.                                             45,731
          800         Marketing Services Group, Inc. *                                        20,850
        7,600         PetsMart, Inc. *                                                        77,663
        4,000         Playtex Products, Inc. *                                                62,500
        2,300         Station Casinos, Inc. *                                                 46,863
                                                                                            --------
                                                                                             378,142
                                                                                            --------

                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------



       Shares                                Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------
                      OTHER CONSUMER DURABLES  3.57%
        1,968         Albany International Corp.                                            $ 40,836
        3,400         Acclaim Entertainment *                                                 21,622
          800         Bassett Furniture Industries, Incorporated                              18,050
        2,700         GenCorp Inc.                                                            68,260
        4,100         Hon Industries Inc.                                                    116,978
        3,400         La-Z-Boy Incorporated                                                   78,519
        3,950         Mohawk Industries, Inc. *                                              120,105
          400         NCH Corporation                                                         19,813
        1,500         Russ Berrie and Company, Inc.                                           37,922
                                                                                           ---------
                                                                                             522,105
                                                                                           ---------
                      OTHER INDUSTRIAL CYCLICALS  3.48%
        1,900         ACX Technologies, Inc. *                                                30,756
        2,600         Asarco Incorporated                                                     48,750
        1,100         Brush Wellman Inc.                                                      19,938
        2,000         Carlisle Companies Incorporated                                         96,313
        6,900         Corporate Express, Inc. *                                               48,192
        3,300         Data General Corporation *                                              48,056
          500         MAXXAM Inc. *                                                           32,250
        2,200         Newport News Shipbuilding Inc.                                          64,900
        2,400         Overseas Shipholding Group, Inc.                                        30,900
        1,850         Shorewood Packaging Corporation *                                       33,936
        1,800         The Standard Register Company                                           55,519
                                                                                           ---------
                                                                                             509,510
                                                                                           ---------
                      PAPER & FOREST PRODUCTS  1.83%
        1,400         Chesapeake Corporation                                                  52,544
        3,500         Gaylord Container Corporation *                                         27,672
        2,700         Pentair, Inc.                                                          123,525
        3,563         Wausau-Mosinee Paper Corporation                                        64,023
                                                                                           ---------
                                                                                             267,764
                                                                                           ---------
                      PRECISION INSTRUMENTS  0.33%
        1,300         Credence Systems Corporation *                                          47,938
                                                                                           ---------

                      RETAIL  3.92%
        1,900         CDnow, Inc. *                                                           33,606
        6,600         Charming Shoppes, Inc. *                                                40,115
          700         Creative Computers, Inc. *                                               5,556

                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

       Shares                                Common Stocks                                       Value
-------------------------------------------------------------------------------------------------------
                      RETAIL (Continued)
        1,100         Enesco Group, Inc.                                                    $   25,403
        2,500         Fleming Companies, Inc.                                                   29,141
        2,000         Lands' End, Inc. *                                                        97,000
        2,300         Micro Warehouse, Inc. *                                                   40,825
        1,000         Navarre Corporation *                                                      9,828
        1,400         Siebert Financial Corporation                                             41,956
        3,300         Sunglass Hut International, Inc. *                                        56,616
        1,400         The Dress Barn, Inc. *                                                    22,444
        8,600         Venator Group, Inc. *                                                     89,763
        1,700         Whole Foods Market, Inc. *                                                81,653
                                                                                            ----------
                                                                                               573,906
                                                                                            ----------
                      SERVICES  8.17%
        3,200         Airborne Freight Corporation                                              88,900
        1,700         Alaska Air Group, Inc. *                                                  71,028
        2,000         Applebee's International, Inc.                                            60,500
        1,700         Arnold Industries, Inc.                                                   26,191
        1,900         Banta Corporation                                                         39,959
        2,600         Bob Evans Farms, Inc.                                                     51,594
        2,184         Chris-Craft Industries, Inc. *                                           102,853
        6,300         Extended Stay America, Inc. *                                             75,600
        2,000         Houghton Mifflin Company                                                  94,125
        2,300         Hunt (J. B.) Transport Services, Inc.                                     37,447
        2,000         Landry's Seafood Restaurants, Inc. *                                      15,875
        2,400         Lone Star Steakhouse & Saloon, Inc. *                                     23,287
        1,500         Luby's Inc.                                                               22,453
          900         New England Business Service, Inc.                                        27,928
        1,900         Papa John's International, Inc. *                                         84,847
        2,100         Ruby Tuesday, Inc.                                                        39,638
        1,300         Sbarro, Inc. *                                                            35,141
        2,700         Wallace Computer Services, Inc.                                           67,331
        2,500         World Color Press, Inc. *                                                 68,672
          900         Xoom.com, Inc. *                                                          47,053
        1,700         Yellow Corporation *                                                      29,909
        5,500         Ziff Davis, Inc. *                                                        84,735
                                                                                            ----------
                                                                                             1,195,066
                                                                                            ----------

                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Portfolio of Investments - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

       Shares                                Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------
                      STEEL & IRON  0.87%
        3,900         AK Steel                                                               $    87,750
        1,400         Carpenter Technology Corporation                                            40,075
                                                                                             -----------
                                                                                                 127,825
                                                                                             -----------
                      UTILITIES  4.39%
        3,400         Brightpoint, Inc. *                                                         20,719
        1,100         Central Hudson Gas & Electric Corporation                                   46,234
          900         CILCORP Inc.                                                                56,250
        1,300         Eastern Utilities Associates                                                37,903
        3,475         MDU Resources Group, Inc.                                                   79,491
          900         Orange and Rockland Utilities, Inc.                                         52,509
        2,700         Public Service Company of New Mexico                                        53,916
        2,000         Sierra Pacific Resources                                                    72,688
        3,600         SkyTel Communications, Inc. *                                               75,038
        1,550         Southern Indiana Gas & Electric Co.                                         43,884
        3,100         Talk.com, Inc. *                                                            34,681
        2,200         UGI Corporation                                                             44,481
        2,080         UniSource Energy Corporation *                                              24,826
                                                                                             -----------
                                                                                                 642,620
                                                                                             -----------

                      TOTAL COMMON STOCKS 96.43%                                             $14,104,117
                      (cost $12,964,977)

                      REPURCHASE AGREEMENT 3.89%
                      3.3% repurchase agreement dated June 30, 1999 with
                      Firstar, due July 1, 1999 (repurchase proceeds $569,052)
                      fully collateralized by U. S. Government Agencies                          569,000
                                                                                            ------------

                      TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 100.32%                      14,673,117

                      OTHER ASSETS AND LIABILITIES, NET (0.32%)                                  (46,366)
                                                                                             -----------

                      NET ASSETS 100.00%                                                     $14,626,751
                                                                                             ===========


               * Denotes a non-income producing security.


                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Statement of Assets and Liabilities - June 30, 1999 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
Common stocks, at value (original cost $12,964,977)                                      $14,104,117
Repurchase agreement                                                                         569,000
Receivable for investments sold                                                               26,949
Dividend and interest receivable                                                               6,986
Cash                                                                                             154
Other assets                                                                                  12,483
                                                                                         -----------
                                                                                          14,719,689
                                                                                         -----------

LIABILITIES:
Payable for securities purchased                                                              78,543
Payable for fund shares redeemed                                                               8,445
Other accrued expenses and liabilities                                                         5,950
                                                                                         -----------
                                                                                              92,938
                                                                                         -----------

NET ASSETS                                                                               $14,626,751
                                                                                         ===========

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,132,980 shares outstanding
   (unlimited number of shares authorized, no par value)                                 $12,593,574
Accumulated realized gain, net                                                               894,037
Unrealized appreciation, net                                                               1,139,140
                                                                                         -----------
                                                                                         $14,626,751
                                                                                         ===========

NET ASSET VALUE, OFFERING, AND REDEMPTION
   PRICE PER SHARE                                                                            $12.91
                                                                                              ======


                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Statement of Operations - For the Six Months Ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income                                                                            $   64,867
Interest income                                                                                 4,303
                                                                                           ----------
                                                                                               69,170
                                                                                           ----------
EXPENSES:
Investment advisory and management fees                                                        61,471
Transfer agent and accounting fees                                                             38,680
Registration fees                                                                              11,474
Reports to shareholders                                                                         9,854
Professional fees                                                                               6,245
Custodian fees                                                                                  6,106
Trustees' fees                                                                                  3,418
Other expenses                                                                                  2,572
                                                                                           ----------
                                                                                              139,820

Fees waived                                                                                   (37,622)
                                                                                           ----------

Net operating expenses                                                                        102,198
                                                                                           ----------

NET INVESTMENT LOSS                                                                           (33,028)
                                                                                           ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investments:
   Securities                                                                               1,138,642
   Put options expired and closed                                                            (195,346)
                                                                                           ----------
Net realized gain on investments                                                              943,296
                                                                                           ----------

Increase in unrealized appreciation of investments:
   Securities                                                                                 596,869
   Put options                                                                                 25,865
                                                                                           ----------
Net increase in unrealized appreciation of investments                                        622,734
                                                                                           ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                             1,566,030
                                                                                           ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $1,533,002
                                                                                           ==========


                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------


                                                                        Six Months Ended         Year Ended
                                                                          June 30, 1999       December 31, 1998
                                                                        -----------------    ------------------
FROM OPERATIONS:
Net investment loss                                                         $    (33,028)        $    (65,150)
Net realized gain on investments                                                 943,296            1,567,045
Change in unrealized appreciation (depreciation) of investments                  622,734           (1,997,731)
                                                                            ------------         ------------
     Net increase (decrease) in net assets resulting from operations           1,533,002             (495,836)
                                                                            ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain on investments                                                 --           (1,578,731)
In excess of net realized gain on investments                                         --              (49,259)
                                                                            ------------         ------------
     Decrease in net assets from dividends and distributions                          --           (1,627,990)
                                                                            ------------         ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                      3,548,116            3,490,541
Net asset value of shares issued in reinvestment of
   dividends and distributions                                                        --            1,551,351
Payments for shares redeemed                                                  (4,581,945)          (4,601,589)
                                                                            ------------         ------------
     Net (decrease) increase in net assets from fund shares
       transactions                                                           (1,033,829)             440,303
                                                                            ------------         ------------

NET INCREASE (DECREASE) IN NET ASSETS                                            499,173           (1,683,523)

NET ASSETS:
Beginning of period                                                           14,127,578           15,811,101
                                                                            ------------         ------------
End of period                                                               $ 14,626,751         $ 14,127,578
                                                                            ============         ============

FUND SHARE TRANSACTIONS:
Shares sold                                                                      307,631              306,934
Shares issued in reinvestment of dividends and distributions                          --              117,956
Less shares redeemed                                                            (399,642)            (373,223)
                                                                            ------------         ------------

NET (DECREASE) INCREASE IN SHARES OUTSTANDING                                    (92,011)              51,667
                                                                            ============         ============


                 See accompanying notes to financial statements.

================================================================================
GATEWAY SMALL CAP INDEX FUND
Financial Highlights - Per share data for a share throughout each period (unaudited)
--------------------------------------------------------------------------------

                                      Six Months
                                        Ended
                                       June 30,                     Year Ended December 31,
                                         1999        1998         1997        1996      1995 (1)      1994
                                      ----------     ----         ----        ----      --------      ----

Net asset value, beginning of period    $11.53       $13.48       $12.06       $11.05    $  9.63      $10.35
                                        ------       ------       ------       ------    -------      ------

Net investment (loss) income             (0.03)       (0.05)       (0.02)        0.01       0.03       (0.02)
Net gains (losses) on securities          1.41        (0.41)        2.51         1.87       2.07       (0.60)
                                        ------       ------       ------       ------    -------      ------

   Total from investment operations       1.38        (0.46)        2.49         1.88       2.10       (0.62)
                                        ------       ------       ------       ------    -------      ------

Dividends from net investment income        --           --           --        (0.01)     (0.01)         --
Distributions from capital gains            --        (1.45)       (1.07)       (0.86)     (0.67)      (0.10)
Distributions in excess of
   realized capital gains                   --        (0.04)          --           --         --          --
                                        ------       ------       ------       ------    -------      ------
   Total distributions                      --        (1.49)       (1.07)       (0.87)     (0.68)      (0.10)
                                        ------       ------       ------       ------    -------      ------

Net asset value, end of period          $12.91       $11.53       $13.48       $12.06     $11.05     $  9.63
                                        ======       ======       ======       ======    =======      ======

TOTAL RETURN                             11.97%(3)    (3.40%)      20.64%       17.04%     21.81%      (5.99%)

Net assets, end of period
(thousands)                            $14,627      $14,128      $15,811      $10,921     $9,418      $9,657

Ratio of expenses to average net
assets                                    1.50%(2)     1.50%        1.50%        1.50%      1.68%       2.00%

Ratio of net investment income (loss)
   to average net assets                 (0.55%)(2)   (0.42%)      (0.19%)       0.03%      0.09%      (0.14%)

Portfolio turnover rate                     37%(3)       30%          32%          20%        20%         39%


(1) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.

(2)  Annualized.

(3)  Not annualized.



                 See accompanying notes to financial statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Small Cap Index Fund (the Fund) are included in this report. The primary investment objective of the Fund is long-term growth of capital. The Fund attempts to achieve its investment objective primarily by investing in the 250 stocks included in the Wilshire Small Cap Index, and by purchasing put or call options on an index. The financial statements of the Gateway Fund and the Cincinnati Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies.

INVESTMENTS VALUATION -- The Fund normally values common stocks and option contracts at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the board of trustees.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable income to the shareholders. Based on this policy, the Fund makes no provision for income taxes.

The cost of common stock for tax purposes is $13,132,815 at June 30, 1999; gross unrealized appreciation of common stocks is $3,117,147 and gross unrealized depreciation totaled $2,145,845, based on the cost of investments.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION OF CAPITAL ACCOUNTS -- During the six-month period ended June 30, 1999, the Fund reclassified $33,028 from undistributed net investment income to paid-in capital. This reclassification, which had no impact on total net assets, is due to tax regulations not permitting the carryforward of net investment losses to future periods.

================================================================================
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.90% of the first $50 million of the average daily net assets of the Fund, 0.70% of the next $50 million, and 0.60% of all such assets over $100 million.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its advisory fee as necessary to limit the Fund's expenses to the stated level. For 1999, the Adviser committed to waive some or all of its advisory fee if the Fund's expense ratio exceeded 1.50%. Any waiver, however, would not exceed the aggregate advisory fee paid by the Fund for the applicable year. As a result, for the six months ended June 30, 1999, the Adviser waived advisory fees of $37,622.

The Adviser provides shareholder, transfer, dividend disbursing, accounting, and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average net assets.

Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 per fund for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

At June 30, 1999, the Adviser held in a fiduciary capacity, 36% of the Fund's outstanding shares.

3.  SECURITIES TRANSACTIONS
For the six months ended June 30, 1999, purchases of investment securities (excluding short-term investments) totaled $5,015,690, and proceeds from sales totaled $6,516,613.

The Fund may buy put or call options on stock indexes. The purchase of options involves the risk of loss of all or part of the cash paid for the options. The value of purchased puts increases to offset declines and decreases to offset rises in the portfolio value. The value of purchased calls increases as the value of the underlying index increases.

================================================================================
THE GATEWAY TRUST

--------------------------------------------------------------------------------



                               Investment Adviser:
                        Gateway Investment Advisers, L.P.

                             Shareholder Servicing:
                        Gateway Investment Advisers, L.P.

                                    Auditors:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   Custodian:
                               Firstar Corporation
                                 Cincinnati, OH

                                    Trustees:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. HARRISON
                                J. Patrick Rogers
                                 Walter G. Sall
                              William H. Schneebeck
                                 James E. Schwab

AFFORDABILITY


$1,000 Minimum Initial Investment
$500 Minimum Initial IRA Investment
$100 Minimum Additional Investment
No Annual Account Charges
No-Fee IRA Accounts

CONVENIENCE

Free Telephone Exchanges Between Gateway Funds
Automatic Investment Program
Systematic Withdrawal Program
Telephone Redemptions

FLEXIBILITY

Available for numerous investment options:

Individuals
IRAs
Trusts
Pension Plans
Gifts to Minors

                               CINCINNATI FUND(R)







                               SEMI-ANNUAL REPORT
                                      1999








                               CINCINNATI FUND(R)
                    P.O. BOX 5211 CINCINNATI, OHIO 45201-5211
                                 (800) 354-5525

                               CINCINNATI FUND(R)
-------------------------- Highlights at June 30, 1999 -------------------------


                                             AVERAGE ANNUAL TOTAL RETURN
                                   -----------------------------------------------
                           Past      One    Three     Five     Ten   Since Inception     Price
                          Quarter    Year   Years    Years    Years    on 11/7/94      Per Share
                          -------    ----   -----    -----    -----    ----------      ---------
CINCINNATI FUND(R)         3.88%    3.39%   16.31%    N/A      N/A        19.91%         $20.86


S&P 500                    7.05    22.76    29.11      27.87   18.78

Russell 2000              15.55     1.51    11.21      15.39   12.39

Lehman Gov't./
    Corp. Bond            (0.95)    2.85     7.24       7.79    8.14

U. S. Inflation (CPI)      0.60     1.88     2.02       2.37    2.98


                                                CUMULATIVE TOTAL RETURN
                                    --------------------------------------------------
                           Past      One    Three     Five       Ten   Since Inception
                          Quarter    Year   Years    Years      Years    on 11/7/94
                          -------    ----   -----    -----      -----    ----------
CINCINNATI FUND(R)          3.88%    3.39%   57.36%   N/A        N/A       132.40%


S&P 500                     7.05    22.76   115.22    241.87  458.91

Russell 2000               15.55     1.51    37.55    104.64  221.45

Lehman Gov't./
    Corp. Bond             (0.95)    2.85    23.32     45.52  118.74

U. S. Inflation (CPI)       0.60     1.88     6.20     12.44   34.10



      Performance data throughout this report represents past performance.
  The average annual total return figures assume the reinvestment of dividends.
   Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

         This report must be preceded by or accompanied by a prospectus.


--------------------------------------------------------------------------------
1  CINCINNATI FUND

                               CINCINNATI FUND(R)
--------------------------- Letter from the Chairman ---------------------------


Dear Shareholder:

         Our Cincinnati business community, as represented by our publicly traded companies, continued to post gains, some to new records, in both sales and earnings in the first half of 1999. This favorable business environment translated into increased valuations for the Fund's portfolio for the first six months.

         The Fund's portfolio benefited particularly from the resurgence in local small capitalization companies that occurred in the second quarter. Many of these companies have been depressed due to their low multinational exposure and consequent lack of investor interest. Until the second quarter of 1999, values associated with excellent sales and earnings progress had gone unrecognized. We have been and continue to be pleased to represent the full range of public companies doing business in Cincinnati in the Fund's portfolio.

         Fund management has focused a great deal of attention on assuring that the millennium will pass without incident. We are pleased to report that the Fund has received satisfactory assurances regarding Y2K from its investment adviser and its other critical service suppliers including its custodian.

         As we move into the second half of 1999, the Cincinnati business community remains robust. Since many of our local companies have not yet been fully valued by the marketplace, there is a substantial opportunity to participate in market growth during the remainder of the year. We look forward to the balance of the millennium with enthusiasm.

                                   Cordially,

                                   /s/ WALTER G. SALL
                                   ------------------
                                   Walter G. Sall
                                   Chairman



--------------------------------------------------------------------------------
                                                              CINCINNATI FUND  2

                               CINCINNATI FUND(R)
------------------ Portfolio Manager's Report - June 30, 1999 ------------------


         Thus far into 1999, our local "blue chip" stocks, which dominate holdings in the Cincinnati Fund(R), have produced lackluster returns. Fundamentally, these companies remain solid. In fact, many of them continue to produce record profitability. The declines experienced by many of the stocks can be attributed simply to profit taking. Because these particular stocks have been the catalyst for outstanding gains for the portfolio since the Fund's inception in November 1994, the recent weakness should not be a cause for concern.

------------------------------------------------------------------------------------------------------
                                            Top Ten Holdings
                                          As of June 30, 1999
------------------------------------------------------------------------------------------------------
   As a Percentage                                                Performance (excluding dividends)
    of Net Assets                       Stocks                         From 12/31/98 - 6/30/99
------------------------------------------------------------------------------------------------------
       4.43%            The Kroger Co.                                           (7.64%)
       4.42             The Procter & Gamble Company                             (2.26)
       4.01             Cincinnati Bell Inc.                                     46.69
       4.00             General Electric Company                                 10.78
       3.98             Fifth Third Bancorp                                      (6.66)
       3.77             Comair Holdings, Inc.                                    (7.50)
       3.68             Federated Department Stores, Inc.                        21.52
       3.63             Firstar Corporation                                      (9.68)
       3.42             Cinergy Corp.                                            (6.91)
       3.41             The E. W. Scripps Company                                (4.40)
------------------------------------------------------------------------------------------------------

         For the six months and one year ended June 30, 1999, the Cincinnati Fund has produced a total return of 0.10% and 3.39%, respectively. This compares to 12.38% and 22.76% produced by the S&P 500 Index and 9.27% and 1.51% produced by the Russell 2000 Index over the same time periods.



--------------------------------------------------------------------------------
3  CINCINNATI FUND

                               CINCINNATI FUND(R)
------------------ Portfolio Manager's Report - June 30, 1999 ------------------


         In order to fully participate in the broad array of sectors represented in the Cincinnati business climate, it is our objective to maintain a diversified mix of industry groups. The Finance sector at 22.15% remains our highest weighting.


            ------------------------------------------------------
                          PLOT POINTS FOR PIE CHART
            ------------------------------------------------------

            ------------------------------------------------------
            Technology                             12.17%
            ------------------------------------------------------
            Finance                                22.15%
            ------------------------------------------------------
            Industrial Cyclicals                   10.39%
            ------------------------------------------------------
            Consumer Staples                        7.33%
            ------------------------------------------------------
            Services                               14.07%
            ------------------------------------------------------
            Consumer Durables                       7.37%
            ------------------------------------------------------
            Retail                                  8.63%
            ------------------------------------------------------
            Health                                  5.11%
            ------------------------------------------------------
            Utilities                              10.31%
            ------------------------------------------------------
            Energy                                  0.99%
            ------------------------------------------------------




                          As a percentage of net assets


         Even though this year has not continued the Fund's excellent performance record, we believe the Cincinnati Fund continues to offer an excellent way to participate in the long-term growth potential of our local economy.

                                                /s/ J. PATRICK ROGERS
                                                ---------------------
                                                J. Patrick Rogers, CFA
                                                Portfolio Manager



--------------------------------------------------------------------------------
                                                              CINCINNATI FUND  4

                               CINCINNATI FUND(R)
-------------------------- Portfolio Manager's Report --------------------------


                         GROWTH OF A $10,000 INVESTMENT

                                 [Insert Chart]

(Plot Points for Chart)

------------------------------------------------------------
   CINCINNATI FUND          S&P 500           RUSSELL 2000
------------------------------------------------------------
     $10,000.00            $10,000.00          $10,000.00
------------------------------------------------------------
      $9,780.00             $9,635.80           $9,596.00
------------------------------------------------------------
      $9,910.00             $9,778.70           $9,853.17
------------------------------------------------------------
     $10,070.00            $10,032.26           $9,729.02
------------------------------------------------------------
     $10,350.00            $10,423.22          $10,133.75
------------------------------------------------------------
     $10,620.00            $10,730.81          $10,307.04
------------------------------------------------------------
     $10,930.00            $11,046.83          $10,535.85
------------------------------------------------------------
     $11,290.03            $11,488.37          $10,717.07
------------------------------------------------------------
     $11,650.07            $11,755.25          $11,273.29
------------------------------------------------------------
     $12,150.08            $12,145.05          $11,922.63
------------------------------------------------------------
     $12,310.08            $12,175.53          $12,169.43
------------------------------------------------------------
     $12,739.70            $12,689.34          $12,387.26
------------------------------------------------------------
     $12,689.70            $12,644.04          $11,833.55
------------------------------------------------------------
     $13,169.37            $13,199.11          $12,330.56
------------------------------------------------------------
     $13,409.71            $13,453.33          $12,656.08
------------------------------------------------------------
     $13,460.81            $13,911.28          $12,642.16
------------------------------------------------------------
     $13,920.77            $14,040.24          $13,036.60
------------------------------------------------------------
     $14,544.14            $14,175.45          $13,302.54
------------------------------------------------------------
     $14,554.32            $14,384.39          $14,014.23
------------------------------------------------------------
     $14,922.25            $14,755.36          $14,566.39
------------------------------------------------------------
     $14,769.00            $14,811.58          $13,967.71
------------------------------------------------------------
     $13,930.86            $14,157.21          $12,748.33
------------------------------------------------------------
     $14,544.10            $14,455.78          $13,489.01
------------------------------------------------------------
     $15,157.28            $15,269.35          $14,016.43
------------------------------------------------------------
     $14,871.11            $15,690.48          $13,800.58
------------------------------------------------------------
     $15,923.83            $16,876.53          $14,369.16
------------------------------------------------------------
     $16,088.33            $16,542.20          $14,745.63
------------------------------------------------------------
     $16,454.01            $17,575.76          $15,040.54
------------------------------------------------------------
     $16,621.19            $17,713.55          $14,675.06
------------------------------------------------------------
     $16,276.46            $16,985.70          $13,982.40
------------------------------------------------------------
     $16,516.70            $17,999.75          $14,021.55
------------------------------------------------------------
     $17,185.30            $19,095.57          $15,580.74
------------------------------------------------------------
     $17,822.53            $19,951.06          $16,249.16
------------------------------------------------------------
     $18,731.48            $21,538.56          $17,004.74
------------------------------------------------------------



--------------------------------------------------------------------------------
5  CINCINNATI FUND

                               CINCINNATI FUND(R)
-------------------------- Portfolio Manager's Report --------------------------


------------------------------------------------------------
   CINCINNATI FUND          S&P 500           RUSSELL 2000
------------------------------------------------------------
     $18,303.09            $20,331.97          $17,394.15
------------------------------------------------------------
     $19,316.53            $21,445.55          $18,667.40
------------------------------------------------------------
     $19,159.88            $20,728.41          $17,847.90
------------------------------------------------------------
     $19,891.21            $21,687.93          $17,731.89
------------------------------------------------------------
     $20,750.91            $22,060.31          $18,042.20
------------------------------------------------------------
     $20,608.76            $22,304.30          $17,757.13
------------------------------------------------------------
     $21,723.90            $23,912.89          $19,069.39
------------------------------------------------------------
     $22,882.87            $25,137.47          $19,855.05
------------------------------------------------------------
     $22,642.37            $25,390.35          $19,964.25
------------------------------------------------------------
     $22,008.16            $24,953.89          $18,888.18
------------------------------------------------------------
     $22,478.26            $25,967.52          $18,927.84
------------------------------------------------------------
     $21,691.07            $25,690.96          $17,396.58
------------------------------------------------------------
     $18,673.62            $21,976.56          $14,018.16
------------------------------------------------------------
     $19,362.49            $23,384.38          $15,115.78
------------------------------------------------------------
     $20,860.38            $25,286.47          $15,732.51
------------------------------------------------------------
     $21,669.34            $26,819.08          $16,556.89
------------------------------------------------------------
     $23,218.48            $28,364.40          $17,581.76
------------------------------------------------------------
     $23,118.18            $29,550.59          $17,815.60
------------------------------------------------------------
     $22,583.45            $28,632.16          $16,372.54
------------------------------------------------------------
     $22,371.85            $29,777.73          $16,627.95
------------------------------------------------------------
     $23,474.78            $30,931.03          $18,117.81
------------------------------------------------------------
     $23,296.61            $30,200.74          $18,382.33
------------------------------------------------------------
     $23,240.93            $31,876.89          $19,213.22
------------------------------------------------------------


                November 7, 1994 (inception date) - June 30, 1999


----------------------------------------------
               CINCINNATI FUND
         AVERAGE ANNUAL TOTAL RETURNS
             AS OF JUNE 30, 1999
----------------------------------------------
    One Year                     3.39%
----------------------------------------------
    Life of Fund                19.91%
----------------------------------------------

      Performance data throughout this report represents past performance.
 The average annual total return figures assume the reinvestment of dividends.
   Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.



--------------------------------------------------------------------------------
5  CINCINNATI FUND

                               CINCINNATI FUND(R)
------------- Portfolio of Investments - June 30, 1999 (unaudited) ------------


       Shares                    Common Stocks                                        Values
       ------                    -------------                                        ------
                      CONSUMER DURABLES  7.37%
       12,100         Cintas Corporation                                            $  812,591
        9,500         Ford Motor Company                                               536,156
        6,600         General Motors Corporation                                       435,600
                                                                                    ----------
                                                                                     1,784,347
                                                                                    ----------
                      CONSUMER STAPLES  7.33%
       26,000         Chiquita Brands International                                    232,375
        7,300         Heinz (H. J.) Company                                            365,685
        4,600         Sara Lee Corporation                                             104,506
       12,000         The Procter & Gamble Company                                   1,070,626
                                                                                    ----------
                                                                                     1,773,192
                                                                                    ----------
                      ENERGY  0.99%
        6,000         Ashland, Inc.                                                    240,750
                                                                                    ----------

                      FINANCE  22.15%
        2,500         American Annuity Group, Inc.                                      60,391
        8,800         American Financial Group, Inc.                                   299,750
        2,376         Bank One Corporation                                             141,521
       15,429         Cincinnati Financial Corporation                                 578,588
       19,000         Duke Realty Investments, Inc.                                    428,688
       14,448         Fifth Third Bancorp                                              962,147
        1,863         First Financial Bancorp                                           43,198
       31,400         Firstar Corporation                                              878,220
        2,327         Huntington Bancshares Incorporated                                81,445
       21,804         KeyCorp                                                          700,454
        4,500         Ohio Casualty Corporation                                        162,281
        1,800         PNC Bank Corp.                                                   103,725
       17,925         Provident Financial Group, Inc.                                  773,577
        6,000         The Midland Company                                              146,625
                                                                                    ----------
                                                                                     5,360,610
                                                                                    ----------
                      HEALTH  5.11%
        5,500         Duramed Pharmaceuticals, Inc. *                                   85,766
        7,600         Johnson & Johnson                                                744,800
        5,000         Kendle International, Inc.                                        80,313
       34,522         Meridian Diagnostics, Inc.                                       250,285
        6,000         Omnicare, Inc.                                                    75,375
                                                                                    ----------
                                                                                     1,236,539
                                                                                    ----------


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                              CINCINNATI FUND 6

                               CINCINNATI FUND(R)
------------- Portfolio of Investments - June 30, 1999 (unaudited) ------------

       Shares                           Common Stocks                                 Values
       ------                           -------------                                 ------
                      INDUSTRIAL CYCLICALS  10.39%
       34,000         AK Steel                                                      $  765,000
       14,700         Chemed Corporation                                               487,398
       21,000         LSI Industries Inc.                                              509,250
       27,500         Milacron Inc.                                                    509,611
        4,300         Multi-Color Corporation *                                         26,606
       23,500         NS Group, Inc. *                                                 217,375
                                                                                    ----------
                                                                                     2,515,240
                                                                                    ----------
                      RETAIL  8.63%
       16,800         Federated Department Stores, Inc. *                              889,876
       38,400         The Kroger Co. *                                               1,072,800
        3,400         Winn-Dixie Stores, Inc.                                          125,269
                                                                                    ----------
                                                                                     2,087,945
                                                                                    ----------
                      SERVICES  14.07%
        7,522         Clear Channel Communications, Inc.                               518,108
       43,931         Comair Holdings, Inc.                                            912,971
       10,600         Delta Air Lines, Inc.                                            611,157
        9,390         Frisch's Restaurants, Inc.                                        96,248
        2,400         Gannett Co., Inc.                                                171,225
        5,000         General Cable Corporation                                         79,688
       12,800         Gibson Greetings, Inc. *                                          81,800
        4,000         Harte-Hanks, Inc.                                                108,375
       17,300         The E.W. Scripps Company                                         825,535
                                                                                    ----------
                                                                                     3,405,107
                                                                                    ----------
                      TECHNOLOGY  12.17%
       39,000         Convergys Corporation                                            750,750
        8,600         General Electric Company                                         967,500
        4,000         Interlott Technologies, Inc. *                                    23,500
       39,425         Pomeroy Computer Resources, Inc. *                               550,720
       35,600         Structural Dynamics Research Corporation *                       654,150
                                                                                    ----------
                                                                                     2,946,620
                                                                                    ----------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
7 CINCINNATI FUND

                               CINCINNATI FUND(R)
------------- Portfolio of Investments - June 30, 1999 (unaudited) ------------

       Shares                           Common Stocks                                         Values
       ------                           -------------                                         ------
                      UTILITIES  10.31%
       12,450         AT&T Corp.                                                           $   694,866
       39,000         Cincinnati Bell Inc.                                                     971,346
       25,900         Cinergy Corp.                                                            827,996
                                                                                           -----------
                                                                                             2,494,208
                                                                                           -----------

                      TOTAL COMMON STOCKS 98.52%                                            23,844,558
                      (cost $18,061,179)

                      REPURCHASE AGREEMENT 1.09%
                      3.3% repurchase agreement dated June 30, 1999 with
                      Firstar, due July 1, 1999 (repurchase proceeds $264,024)
                      fully collateralized by U. S. Government Agencies                         264,000
                                                                                            -----------

                      TOTAL INVESTMENTS AND REPURCHASE AGREEMENT 99.61%                     24,108,558

                      OTHER ASSETS AND LIABILITIES, NET 0.39%                                   95,229
                                                                                           -----------

                      NET ASSETS 100.00%                                                   $24,203,787
                                                                                           ===========

                      * Denotes a non-income producing security.




                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                             CINCINNATI FUND 8

                               CINCINNATI FUND(R)
------- Statement of Assets and Liabilities - June 30, 1999 (unaudited) --------

ASSETS:
Common stocks, at value (original cost $18,061,179)                                          $23,844,558
Repurchase agreement                                                                             264,000
Receivable for investments sold                                                                  303,462
Dividend and interest receivable                                                                  30,942
Cash                                                                                                 833
Receivable for fund shares sold                                                                      513
Other assets                                                                                       8,025
                                                                                             -----------
                                                                                              24,452,333
                                                                                             -----------

LIABILITIES:
Payable for securities purchased                                                                 224,892
Payable for fund shares redeemed                                                                   9,067
Other accrued expenses and liabilities                                                            14,587
                                                                                             -----------
                                                                                                 248,546
                                                                                             -----------

NET ASSETS                                                                                   $24,203,787
                                                                                             ===========

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,160,306 shares outstanding
   (unlimited number of shares authorized, no par value)                                     $17,119,426
Undistributed net investment income                                                               53,749
Accumulated realized gain, net                                                                 1,247,233
Unrealized appreciation, net                                                                   5,783,379
                                                                                             -----------
                                                                                             $24,203,787
                                                                                             ===========


NET ASSET VALUE, OFFERING, AND
   REDEMPTION PRICE PER SHARE                                                                     $20.86
                                                                                                  ======



                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
9  CINCINNATI FUND

                               CINCINNATI FUND(R)
-------------------------- Statement of Operations ----------------------------
               For the Six Months Ended June 30, 1999 (unaudited)

INVESTMENT INCOME:
Dividend income                                                                             $  214,353
Interest income                                                                                  1,817
                                                                                            ----------
                                                                                               216,170
                                                                                            ----------
EXPENSES:
Investment advisory and management fees                                                         62,375
Transfer agent and accounting fees                                                              48,753
Reports to shareholders                                                                         24,566
Professional fees                                                                                7,868
Trustees' fees                                                                                   6,085
Custodian fees                                                                                   4,596
Registration fees                                                                                1,889
Other expenses                                                                                   6,289
                                                                                            ----------
                                                                                               162,421
                                                                                            ----------
NET INVESTMENT INCOME                                                                           53,749
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gains                                                                           1,241,158
Decrease in unrealized appreciation of investments                                           1,292,196)
                                                                                            ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                (51,038)
                                                                                            ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    2,711
                                                                                            ==========


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                             CINCINNATI FUND 10

                               CINCINNATI FUND(R)
---------------- Statements of Changes in Net Assets (unaudited) --------------

                                                                              Six Months Ended        Year Ended
                                                                                June 30, 1999      December 31, 1998
                                                                                -------------      -----------------
FROM OPERATIONS:
Net investment income                                                            $     53,749         $     71,252
Net realized gain on investments                                                    1,241,158              422,739
Change in unrealized (depreciation) appreciation of investments                    (1,292,196)           1,932,515
                                                                                 ------------         ------------
     Net increase in net assets resulting from operations                               2,711            2,426,506
                                                                                 ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                                 --              (72,381)
From net realized gain on investments                                                      --             (425,541)
                                                                                 ------------         ------------
     Decrease in net assets from dividends and distributions                               --             (497,922)
                                                                                 ------------         ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                           1,060,904           10,152,314
Net asset value of shares issued in reinvestment
   of dividends and distributions                                                          --              407,597
Payments for shares redeemed                                                       (3,404,078)          (3,471,511)
                                                                                 ------------         ------------
     Net (decrease) increase in net assets from fund shares transactions           (2,343,174)           7,088,400
                                                                                 ------------         ------------

NET (DECREASE) INCREASE IN NET ASSETS                                              (2,340,463)           9,016,984

NET ASSETS:
Beginning of period                                                                26,544,250           17,527,266
                                                                                 ------------         ------------
End of period                                                                    $ 24,203,787         $ 26,544,250
                                                                                 ============         ============


FUND SHARE TRANSACTIONS:
Shares sold                                                                           243,079              529,125
Shares issued in reinvestment of dividends and distributions                               --               16,071
Less shares redeemed                                                                 (356,425)            (194,873)
                                                                                 ------------         ------------

NET(DECREASE) INCREASE IN SHARES OUTSTANDING                                         (113,346)             350,323
                                                                                 ============         ============


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
11  CINCINNATI FUND

                               CINCINNATI FUND(R)
----------------------------- Financial Highlights ----------------------------
    Per share data for a share outstanding throughout each period (unaudited)

                                       Six Months                                              For the Period From
                                          Ended             Year Ended December 31,            November 7, 1994 to
                                      June 30, 1999     1998     1997       1996     1995(3)    December 31, 1994
                                      -------------     ----     ----       -----    -----      -----------------
Net asset value, beginning of period      $20.84       $18.98   $15.40     $13.12   $  9.91            $10.00
                                          ------       ------   ------     ------   -------            ------

Net investment income                       0.04         0.06     0.07       0.02      0.04              0.03
Net gains (losses) on securities           (0.02)        2.20     4.39       2.60      3.46             (0.12)
                                          ------       ------   ------     ------   -------            ------

   Total from investment operations         0.02         2.26     4.46       2.62      3.50             (0.09)
                                          ------       ------   ------     ------   -------            ------

Dividends from net
   investment income                          --        (0.06)   (0.07)     (0.02)    (0.07)               --
Distributions from capital gains              --        (0.34)   (0.81)     (0.32)    (0.22)               --
                                          ------       ------   ------     ------   -------            ------

   Total distributions                        --        (0.40)   (0.88)     (0.34)    (0.29)               --
                                          ------       ------   ------     ------   -------            ------

Net asset value, end of period            $20.86       $20.84   $18.98     $15.40    $13.12           $  9.91
                                          ======       ======   ======     ======    ======           =======

TOTAL RETURN                                0.10% (2)   11.89%   28.98%     19.98%    35.31%            (0.90%)(2)

Net assets, end of period
   (thousands)                           $24,204      $26,544  $17,527     $8,984   $ 5,877            $3,225

Ratio of expenses to average
   net assets (1)                           1.30%        1.37%    1.69%      2.00%     1.98%             1.96%

Ratio of net investment income
   to average net assets (1)                0.43%        0.30%    0.50%      0.13%     0.46%             2.24%

Portfolio turnover rate                        1% (2)       8%      17%        10%        9%                0%(2)

(1) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.01% in 1997, 0.02% in 1995, and 0.04% in 1994 had the
     Adviser not voluntarily waived fees or reimbursed expenses. Ratios are annualized in periods less than one year.

(2)  Not annualized.

(3) On December 15, 1995, Gateway Investment Advisers, L.P. became investment adviser to the Fund.


                 See accompanying notes to financial statements
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                                                            CINCINNATI FUND  12

                               CINCINNATI FUND(R)
---------- Notes to Financial Statements - June 30, 1999 (unaudited) ----------


  1.  SIGNIFICANT ACCOUNTING POLICIES
  The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Fund is to achieve capital appreciation through investment in the common stock of companies with an important presence in the Greater Cincinnati Area. The financial statements of the Gateway Fund and the Gateway Small Cap Index Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

  The following is a summary of the Fund's significant accounting policies.

  INVESTMENTS VALUATION -- The Fund normally values common stocks at the average of the closing bid and asked quotations. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the board of trustees.

  INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Investment transactions are re-corded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Capital gains and losses are calculated on an identified cost basis. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the board of trustees.

  DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains are recorded on the ex-dividend date and are declared and paid to shareholders annually.

  FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes. The cost of investments is the same for financial reporting and tax purposes.

  At June 30, 1999, gross unrealized appreciation of common stocks totaled $6,803,105 and gross unrealized depreciation totaled $1,019,726, based on the cost of investments.

  REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

--------------------------------------------------------------------------------
13  CINCINNATI FUND

                               CINCINNATI FUND(R)
----------- Notes to Financial Statements - June 30, 1999 (unaudited) ---------


  ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  2.  TRANSACTIONS WITH AFFILIATES
  The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.50% of its average daily net assets.

  If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions, and expenses of an extraordinary nature) exceed 2.00% of average daily net assets, the advisory contract requires the Adviser to reduce its fee as necessary to limit the Fund's expenses to this level.

  The Adviser provides shareholder, transfer, dividend disbursing, accounting, and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average net assets.

  Each trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $3,000, a $500 base fee plus $100 per fund for each meeting attended, and $200 per fund ($1,000 for the committee chairman) for each committee meeting attended. The annual retainer and base fee are allocated among the funds based on the number of shareholders in each fund.

  3.  SECURITIES TRANSACTIONS
  For the six months ended June 30, 1999, purchases of investment securities (excluding short-term investments) totaled $224,892, and proceeds from sales totaled $2,741,750.


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                                                            CINCINNATI FUND 14

AFFORDABILITY

$1,000 Minimum Initial Investment
$500 Minimum Initial IRA Investment
$100 Minimum Additional Investment
No Annual Account Charges
No-Fee IRA Accounts

CONVENIENCE

Free Telephone Exchanges Between Gateway Funds
Automatic Investment Program
Systematic Withdrawal Program
Telephone Redemptions

FLEXIBILITY

The Cincinnati Fund(R) is available for numerous investment options:

Individuals
IRAs
Trusts
Pension Plans
Gifts to Minors